united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/16

Item 1. Reports to Stockholders.

Balter Discretionary Global Macro Fund
Institutional Class
[BGMIX]
Investor Class
[BGMVX]

Balter European L/S Small Cap Fund
Institutional Class
[BESMX]
Investor Class
[BESRX]

Balter Event Driven Fund
Institutional Class
[BEVIX]
Investor Class
[BEVRX]

Balter L/S Small Cap Equity Fund
Institutional Class
[BEQIX]

Semi-Annual Report
April 30, 2016

1-844-322-8112
www.balterliquidalts.com
Distributed by Northern Lights Distributors, LLC
Member FINRA

The Balter Discretionary Global Macro Fund returned -1.12% for the six-month period ending April 30, 2016, compared to -2.12% for the Morningstar Multialternative Category, -0.94% for the MSCI All Country World Index and 6.09% for the Barclays Global Aggregate Index. As expected, the Fund remained uncorrelated with these benchmarks during the period. As equity markets push to make new highs and interest rates remain near all-time lows, we feel uncorrelated sources of return become even more crucial in portfolio construction. We believe that the market environment lends itself very well to discretionary global macro investing with the implications of the Brexit vote weighing on the market, the U.S Federal Reserve considering raising interest rates while China, Japan and Europe are still looking to stimulate their economies. These sorts of economic diversions create a rich landscape for global macro investing.

As negativity towards active management continues to grow, we think that the pendulum is due to start swinging the other way sooner rather than later. We believe it happens without fail that during the later stages of bull markets investors give up on active management and chase beta. There are points in time when the beta is very specific, such as technology companies in the late 90s. Feel free to pick the investment cliché of your liking but more often than not, when everyone moves in one direction it ultimately creates potential opportunities in the other. To be clear, we don’t think that active management is ideal for all assets classes. We feel efficient areas of the market, such as large-cap U.S. equities, make sense to index, whereas less efficient areas of the market, present opportunities for active management.

*	The MSCI ACWI is a market capitalization weighted index designed to provide a broad measure of equity- market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets. MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries. With 2,466 constituents, the index covers approximately 85% of the global investable equity opportunity set. The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment grade fixed-rate debt markets. The Global Aggregate Index contains three major components: the U.S. Aggregate (USD 300mn), the Pan-European Aggregate (EUR 300mn), and the Asian-Pacific Aggregate Index (JPY 35bn). In addition to securities from these three benchmarks, the Global Aggregate Index includes Global Treasury, Eurodollar (USD 300mn), Euro-Yen (JPY 25bn), Canadian (USD 300mn equivalent), and Investment Grade 144A (USD 300mn) index-eligible securities not already in the three regional aggregate indices. The Morningstar Multialternative category is comprised of funds that will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. NLD Review Code: 7405-NLD-6/2/2016

The Balter European L/S Small Cap Equity Fund returned -5.55% for the six-month period ending April 30, 2016, compared to -2.66% for the Morningstar Long/Short Equity Category and 0.27% for the MSCI Europe Small Cap Index. Britain’s decision to exit from the Europe Union (Brexit) continues to weigh heavy on European stock prices. Once the volatility abates we believe that the market environment will be very attractive for stock pick in the small-cap space.

As negativity towards active management continues to grow, we think that the pendulum is due to start swinging the other way sooner rather than later. We believe it happens without fail that during the later stages of bull markets investors give up on active management and chase beta. There are points in time when the beta is very specific, such as technology companies in the late 90s. Feel free to pick the investment cliché of your liking but more often than not, when everyone moves in one direction it ultimately creates potential opportunities in the other. To be clear, we don’t think that active management is ideal for all assets classes. We feel efficient areas of the market, such as large-cap U.S. equities, make sense to index, whereas less efficient areas of the market, present opportunities for active management.

*	The MSCI Europe Small Cap Index captures small cap representation across the 15 Developed Markets (DM) countries in Europe. With 932 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe. The Morningstar Long-Short Equity Category is an average monthly return of all funds in the Morningstar Long-Short Equity Category, including the Fund. The Long-Short Category contains a universe of funds with similar investment objectives and investment style, as defined by Morningstar. NLD Review Code: 7405-NLD-6/2/2016

The Balter Event-Driven Fund returned -6.83% for the six-month period ending April 30, 2016, compared to -2.12% for the Morningstar Multialternative Category, -2.89% for the Wilshire Liquid Alternative Event Driven Index and +0.43% for the S&P 500 Index. The Fund began transitioning away from credit in November and December as the asset class fell under pressure and were not materially invested for the rally in Q1 of 2016. We are concerned that the credit markets could potentially have another leg sharply lower. We believe earnings are likely to remain weak and there may be something of a cap on equity multiple expansion as a result. Given this back drop we are looking for companies with attractive valuations for longs and rick valuation for shorts, that will come to their fair value with the realization of a near term catalyst. In classic Value Investing, securities bought right or short right on a value basis provides that “margin of safety” to help generate possible returns in a market potentially with capped upside.

As negativity towards active management continues to grow, we think that the pendulum is due to start swinging the other way sooner rather than later. We believe it happens without fail that during the later stages of bull markets investors give up on active management and chase beta. There are points in time when the beta is very specific, such as technology companies in the late 90s. Feel free to pick the investment cliché of your liking but more often than not, when everyone moves in one direction it ultimately creates potential opportunities in the other. To be clear, we don’t think that active management is ideal for all assets classes. We feel efficient areas of the market, such as large-cap U.S. equities, make sense to index, whereas less efficient areas of the market, present opportunities for active management.

*	The Wilshire Liquid Alternative Event Driven Index (WLIQAED) measures the performance of the event driven strategy component of the Wilshire Liquid Alternative Index. Event driven strategies predominantly invest in companies involved in corporate transactions such as mergers, restructuring, distressed, buy backs, or other capital structure changes. The WLIQAED is designed to provide a broad measure of the liquid alternative event driven market. The Morningstar Multialternative category is comprised of funds that will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. A long is the buying of a security with the expectation the asset will rise in value, a short is a sale of a borrowed security with the expectation that the asset will fall in value. NLD Review Code: 7405-NLD-6/2/2016

The Balter L/S Small Cap Equity Fund returned -2.18% for the six-month period ending April 30, 2016, compared to -2.66% for the Morningstar Long/Short Equity Category and -1.90% for the Russell 2000 Index. During the period we saw the Russell 2000 Index experience a max drawdown of -17.82% while the Fund was down just -8.85% over same time timeframe. For the 12-month period ending April 30, 2016, the Fund returned -3.99% compared to -4.80% for the Morningstar Long/Short Equity Category and -5.94% for the Russell 2000 Index. During this period large-caps have continued to outperform small-cap by more than 700 basis points. At some point the massive divergence between large- and small-caps may revert providing a tailwind to the strategy rather than the headwind we are currently facing.

As negativity towards active management continues to grow, we think that the pendulum is due to start swinging the other way sooner rather than later. We believe it happens without fail that during the later stages of bull markets investors give up on active management and chase beta. There are points in time when the beta is very specific, such as technology companies in the late 90s. Feel free to pick the investment cliché of your liking but more often than not, when everyone moves in one direction it ultimately creates potential opportunities in the other. To be clear, we don’t think that active management is ideal for all assets classes. We feel efficient areas of the market, such as large-cap U.S. equities, make sense to index, whereas less efficient areas of the market, present opportunities for active management.

*	The Russell 2000 is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. Both indices are a registered trademark of Russell Investment Group. The Morningstar Long-Short Equity Category is an average monthly return of all funds in the Morningstar Long-Short Equity Category, including the Fund. The Long-Short Category contains a universe of funds with similar investment objectives and investment style, as defined by Morningstar. Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. NLD Review Code: 7405-NLD-6/2/2016

Balter Discretionary Global Macro Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The fund’s performance figures* for the period ended April 30, 2016, compared to its benchmarks:

		Annualized
	Six Months	Since Inception **
Balter Discretionary Global Macro Fund Investor Class	(1.22)%	(0.73)%
Balter Discretionary Global Macro Fund Institutional Class	(1.12)%	(0.63)%
Barclays Global Aggregate Bond Index (a)	6.09%	7.06%
MSCI All Country World Index (b)	(0.94)%	(6.16)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2016 is 2.14% and 2.44% for the Institutional Class and Investor Class, respectively. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is May 28, 2015.

(a)	The Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(b)	MSCI All Country World Index captures large and mid cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries. With 2,480 constituents, the index covers approximately 85% of the global investable equity opportunity set. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type (1)	% of Net Assets
Money Market Funds	70.1%
Common Stock	0.5%
Other Assets Less Liabilities	29.4%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter European L/S Small Cap Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The fund’s performance figures* for the period ended April 30, 2016, compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception **	Since Inception ***
Balter European L/S Small Cap Fund Investor Class	N/A	N/A	N/A	(4.10)%	N/A
Balter European L/S Small Cap Fund Institutional Class	(5.55)%	(6.79)%	4.72%	N/A	9.57%
MSCI Europe Small Cap Index (a)	0.27%	0.30%	5.59%	(0.61)%	2.29%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2015, and amended January 7, 2016 is 2.62% and 2.92% for the Institutional Class and Investor Class. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is December 30, 2015.

***	Inception date is October 31, 2007. Performance data for Institutional Class shares includes the Fund’s predecessor hedge fund.

(a)	The MSCI Europe Small Cap Index captures small cap representation across the 15 Developed Markets countries in Europe. With 918 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type (1)	% of Net Assets
Money Market Fund	57.9%
Common Stock	2.5%
Mutual Fund	2.5%
Warrants	0.0%
Other Assets Less Liabilities	37.1%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter Event-Driven Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The fund’s performance figures* for the period ended April 30, 2016, compared to its benchmarks:

		Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception **	Since Inception ***
Balter Event-Driven Fund Investor Class	N/A	N/A	N/A	(0.80)%	N/A
Balter Event-Driven Fund Institutional Class	(6.83)%	(10.90)%	4.80%	N/A	6.77%
Barclays U.S. Corporate High Yield Index (a)	2.37%	(1.12)%	5.41%	7.75%	7.41%
HFRX Event Driven Index (b)	(3.54)%	(9.46)%	(0.35)%	(0.50)%	0.45%
S&P 500 Total Return (c)	0.43%	1.21%	11.02%	1.15%	13.17%
Wilshire Liquid Alternative Event Driven Index (d)	(2.89)%	(5.05)%	0.14%	(0.11)%	1.08%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 29, 2015, and amended January 7, 2016, is 2.43% and 2.73% for the Institutional Class and Investor Class, respectively. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is December 28, 2015

***	Inception date is February 1, 2010. Performance data for Institutional Class shares includes the Fund’s predecessor hedge fund.

(a)	Barclays U.S. Corporate High Yield Index represents the universe of fixed rate, non-investment grade debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded but, Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, 144-As and pay-in-kind bonds (PIKs, as of October 1, 2009) are also included. The index includes corporate sectors. The corporatesectors are Industrial, Utility, and Finance, encompassing both US and non-US Corporations. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(b)	The HFRX Event Driven Index is designed to be representative of the overall composition of the event driven segment of the hedge fund universe. Event driven managers maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Wilshire Liquid Alternative Event Driven Index measures the performance of the event driven strategy component of the Wilshire Liquid Alternative Index. Event driven strategies predominantly invest in companies involved in corporate transactions such as mergers, restructuring, distressed, buy backs, or other capital structure changes. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Money Market Fund	29.8%
Chemicals	8.9%
Pharmaceuticals	6.8%
Commercial Services	6.1%
Internet	5.2%
Corporate Bonds	4.5%
Beverages	4.2%
Media	2.9%
Healthcare	2.5%
Equity Funds	1.9%
Other Assets Less Liabilities	27.2%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter L/S Small Cap Equity Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2016

The fund’s performance figures* for the period ended April 30, 2016, compared to its benchmarks:

		Annualized	Annualized
	Six Months	One Year	Since Inception **
Balter L/S Small Cap Equity Fund Institutional Class	(2.18)%	(3.99)%	(0.60)%
Russell 2000 Total Return (a)	(1.90)%	(5.94)%	0.12%
HFRX Equity Hedge Index (b)	(3.94)%	(8.31)%	(1.66)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2016 is 2.93% for the Institutional Class. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is December 31, 2013.

(a)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(b)	The HFRX Equity Hedge Index seeks to replicate equity hedge strategies that maintain positions, both long and short, primarily equity and equity derivative securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Money Market Fund	30.8%
Software	4.6%
Telecommunications	4.2%
Healthcare-Products	4.1%
Building Materials	3.9%
Semiconductors	3.7%
Transportation	3.6%
Electronics	3.6%
Media	3.0%
Environmental Control	2.4%
Other Assets Less Liabilities	36.1%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi- annual report for a detailed analysis of the Fund’s holdings.

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016

Shares		Value
	COMMON STOCK - 0.5%
	BANKS - 0.0%
26,000	National Bank of Greece SA *	$8,320

	ELECTRONICS - 0.1%
7,250	Corning, Inc.	135,358

	MACHINERY-DIVERSIFIED - 0.2%
1,658	FANUC Corp.	255,846

	SEMICONDUCTORS - 0.2%
6,380	Linear Technology Corp.	283,782

	TOTAL COMMON STOCK (Cost $1,003,965)	683,306

Shares
	SHORT-TERM INVESTMENTS - 70.1%
	MONEY MARKET FUNDS - 70.1%
8,355,276	Fidelity Institutional Money Market Funds - Government Portfolio, 0.23% ^ + #	8,355,276
10,047,264	Fidelity Institutional Money Market Funds - Money Market Portfolito, 0.34% ^ + #	10,047,264
10,047,706	Fidelity Institutional Money Market Funds - Tax Exempt Portfolio, 0.23% ^ + #	10,047,706
11,340,260	First American Government Obligations Fund, 0.21% ^ + #	11,340,260
12,071,229	First American Prime Obligations Fund, 0.31% ^ + #	12,071,229
9,731,161	First American Treasury Obligations Fund, 0.18% ^ + #	9,731,161
10,133,995	Invesco STIT - Liquid Assets Portfolio, 0.44% ^ + #	10,133,995
10,234,724	Invesco STIT - STIC Prime Portfolio, 0.36% ^ + #	10,234,724
9,760,345	Invesco STIT - Treasury Portfolio, 0.24% ^ + #	9,760,345
	TOTAL SHORT-TERM INVESTMENTS (Cost - $91,721,960)	91,721,960

Contracts **
	PUT OPTIONS PURCHASED - 0.6%
2,000	British Pounds	820,000
	Expiration July 2016, Exercise Price $1.4191
	(Cost - $639,521)

	TOTAL INVESTMENTS - 71.2% (Cost - $93,365,446) (a)	$93,225,266
	CALL OPTIONS WRITTEN - (0.6)% (Proceeds - $638,560)	(820,000)
	SECURITIES SOLD SHORT - (0.5)% (Proceeds - $717,499)	(718,321)
	OTHER ASSETS LESS LIABILITIES - 29.9%	39,187,024
	NET ASSETS - 100.0%	$130,873,969

Contracts **
	CALL OPTIONS WRITTEN - (0.6)%
2,000	British Pounds	820,000
	Expiration July 2016, Exercise Price $1.4191
	(Proceeds - $638,560)

	SECURITIES SOLD SHORT - (0.5)%
	AUTO MANUFACTURERS - (0.2)%
12,800	Ford Motor Co.	173,568
5,440	General Motors Co.	172,992
		346,560
	COMPUTERS - (0.1)%
6,400	Seagate Technology PLC	139,328

	SEMICONDUCTORS - (0.2)%
5,120	Intel Corp.	155,033
7,200	Micron Technology *	77,400
		232,433

	TOTAL SECURITIES SOLD SHORT (Proceeds - $717,499)	718,321

*	Non-income producing security.

^	Money market fund; interest rate reflects effective yield on April 30, 2016.

+	All or a portion of the security is held as collateral for written call and put options.

#	All or a portion of this investment is a holding of the Balter Discretionary Global Macro Offshore Ltd.

**	100 shares per contract.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $92,221,858 including call options written and securities sold short and excluding futures and forward currency contracts and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(534,913)
Net unrealized depreciation	$(534,913)

See accompanying notes to financial statements.

Balter Discretionary Global Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

Number of		Underlying Face	Unrealized
Contracts		Amount at Value	Appreciation/(Depreciation)
	LONG FUTURES CONTRACTS - 0.0%
111	90 Day Euro$ Future Dec 2016 #	$27,509,963	$(13,612)
	TOTAL LONG FUTURES CONTRACTS	$27,509,963	$(13,612)

	SHORT FUTURES CONTRACTS - (0.0)%
111	90 Day Euro$ Future Dec 2017 #	27,440,588	5,550
31	FTSE 100 Index Jun 2016 #	1,925,720	7,644
56	S&P E-Mini Future Jun 2016 #	5,765,480	(9,722)
	TOTAL SHORT FUTURES CONTRACTS	$35,131,788	$3,472

#	All or a portion of this investment is a holding of the Balter Discretionary Global Macro Offshore Ltd.

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016

Shares		Value
	COMMON STOCK - 2.5%
	BANKS - 0.1%
4,109	Nordax Group AB * ^ +	$21,010

	BEVERAGES - 0.1%
1,107	Marie Brizard Wine & Spirits SA *	21,206

	BUILDING MATERIALS - 0.1%
1,385	Bauer AG	22,614

	COMMERCIAL SERVICES - 0.3%
1,258	Cramo OYJ	25,164
1,368	Elis SA	25,117
3,327	Space2 SpA *	37,713
		87,994
	COSMETICS/PERSONAL CARE - 0.1%
867	Interparfums SA	22,932

	ELECTRICAL COMPONONENTS & EQUIPMENT - 0.1%
777	TKH Group NV	30,693

	ENERGY-ALTERNATE SOURCES - 0.1%
7,247	Ence Energia y Celulosa SA ^	20,911
17,173	Mytrah Energy Ltd. *	13,329
		34,240
	ENGINEERING & CONSTRUCTION - 0.1%
408	Implenia AG ^	27,223

	ENTERTAINMENT - 0.1%
22,156	Sportech PLC *	21,089

	ENVIRONMENTAL CONTROL - 0.0%
29,089	Ironveld PLC *	1,917

	FOOD - 0.1%
8,630	Crawshaw Group PLC	11,412

	HEALTHCARE-PRODUCTS - 0.2%
4,003	MagForce AG *	22,184
1,726	RaySearch Laboratories AB *	24,970
		47,154
	HOME BUILDERS - 0.1%
15,833	Cairn Homes PLC *	20,304

	INSURANCE - 0.1%
238	Euler Hermes Group ^	22,618

	LEISURE TIME - 0.0%
1,961	Piaggio & C SpA ^	4,340

	LODGING - 0.1%
4,097	Dalata Hotel Group PLC * ^	20,683
5,296	NH Hotel Group SA *	25,468
		46,151
	MACHINERY-DIVERSIFIED - 0.1%
1,813	SAES Getters SpA	22,233

	MEDIA - 0.1%
1,943	Atresmedia Corp. de Medios de Comunicacion SA ^	25,295

	OIL & GAS - 0.1%
71,116	Lekoil Ltd. - CDI *	18,225
27,272	Savannah Petroleum PLC *	9,435
		27,660
	PHARMACEUTICALS - 0.1%
1,627	Laboratorios Farmaceuticos Rovi SA	27,515

	PRIVATE EQUITY - 0.1%
1,281	mutares AG	21,268

	REAL ESTATE - 0.2%
504	Nexity SA ^	27,024
21,191	Real Estate Investors PLC	19,072
		46,096
	RETAIL - 0.0%
50	Fila SpA	687

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

Shares		Value
	SEMICONDUCTORS - 0.0%
16,215	Nanoco Group PLC *	$9,261

	TELECOMMUNICATIONS - 0.1%
2,345	ADVA Optical Networking SE *	24,976

	TOTAL COMMON STOCK (Cost - $667,560)	647,888

	MUTUAL FUND - 2.5%
346,780	Apax Global Alpha Ltd. + (Cost - $589,546)	630,337

	WARRANTS - 0.0%
10,960	African Petroleum Corp. Ltd., Expiration March 18, 2017, Exercise Price $7.50 NOK	—
831	Space2 SpA, Expiration June 22, 2020, Exercise Price $9.50 EUR	724
	TOTAL WARRANTS (Cost - $813)	724

	SHORT-TERM INVESTMENTS - 57.9%
	MONEY MARKET FUND - 57.9%
14,772,435	Fidelity Institutional Money Market Funds - Government Portfolio, 0.23% **	14,772,435
	(Cost - $14,772,435)

	TOTAL INVESTMENTS - 62.9% (Cost - $16,030,354) (a)	$16,051,384
	SECURITIES SOLD SHORT - (0.7)% (Proceeds - $170,084)	(175,202)
	OTHER ASSETS LESS LIABILITIES - 37.8%	9,633,626
	NET ASSETS - 100.0%	$25,509,808

	SECURITIES SOLD SHORT - (0.7)%
	AUTO PARTS & EQUIPMENT - (0.1)%
407	Brembo SpA	21,861

	FOOD - (0.1)%
2,873	Distribuidora Internacional de Alimentacion SA	15,941

	HOME FURNISHINGS - (0.0)%
1,154	Bang & Olufsen A/S	12,514

	MISCELLANEOUS MANUFACTURING - (0.1)%
434	Wartsila OYJ Abp	18,605

	OIL & GAS SERVICES - (0.1)%
903	TGS Nopec Geophysical Co. ASA	15,109

	SEMICONDUCTORS - (0.1)%
357	Melexis NV	19,711
2,600	Nordic Semiconductor ASA	15,131
		34,842
	SOFTWARE - (0.1)%
682	Fidessa Group PLC	23,859

	TRANSPORTATION - (0.1)%
149	Panalpina Welttransport Holding AG	17,413
9,983	Stobart Group Ltd.	15,058
		32,471

	TOTAL SECURITIES SOLD SHORT (Proceeds - $170,084)	175,202

CDI - Crest Depository Interest

EUR - Euro

NOK - Norwegian Krone

PLC - Public Limited Company

*	Non-income producing security.

^	All or a portion of these securities are held as collateral for securities sold short.

+	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of April 30, 2016, these securities amounted to $651,347 or 2.6% of net assets.

**	Money market fund; interest rate reflects effective yield on April 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including securities sold short and excluding swaps is $15,860,270 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$73,405
Unrealized depreciation	(57,493)
Net unrealized appreciation	$15,912

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

							Unrealized
		Currency	Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Security	Type	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
	LONG TOTAL RETURN SWAP CONTRACTS - 0.2%
Goldman Sachs International	Adva AG NPV	EUR	55,570	572,090	0.257%	1/9/2026	(63,179)
Goldman Sachs International	Bauer Aktiengesellschaft	EUR	34,111	546,327	0.257%	1/9/2026	(68,591)
Goldman Sachs International	Compagnie Industriali Riunite	EUR	520,000	433,368	0.257%	1/25/2026	152,780
Goldman Sachs International	Construcciones Y Auxiliar Ferrocarriles	EUR	2,148	466,207	0.257%	1/22/2026	164,680
Goldman Sachs International	Carpetright PLC	GBP	69,239	250,679	1.107%	4/22/2017	(60,886)
Goldman Sachs International	Cramo PLC	EUR	27,847	501,534	0.257%	1/9/2026	(17,229)
Goldman Sachs International	Crawshaw Group PLC	GBP	215,317	182,721	1.107%	1/9/2026	17,151
Goldman Sachs International	Credito Emiliano SPA	EUR	80,236	485,360	0.257%	4/13/2026	23,506
Goldman Sachs International	D’Amico International Shipping	EUR	884,177	502,829	0.257%	1/9/2026	(126,443)
Goldman Sachs International	Dufry Group	CHF	4,406	418,861	(0.171)%	2/16/2026	143,011
Goldman Sachs International	Ence Energia Y Celulosa SA	EUR	179,442	572,663	0.257%	1/12/2026	(137,938)
Goldman Sachs International	Euler Hermes SA	EUR	5,649	480,623	0.257%	1/12/2026	(13,461)
Goldman Sachs International	Fila SPA	EUR	56,839	605,441	2.157%	1/9/2026	87,737
Goldman Sachs International	Ip Group PLC	GBP	188,175	331,144	1.107%	2/16/2026	(11,234)
Goldman Sachs International	Ironveld PLC	GBP	1,133,795	56,803	1.107%	4/11/2026	(8,468)
Goldman Sachs International	Inter Parfums	EUR	30,219	642,711	0.257%	1/14/2026	63,373
Goldman Sachs International	Lekoil Ltd.	GBP	1,524,793	270,653	1.107%	1/9/2026	(5,587)
Goldman Sachs International	Magforce AG	EUR	131,418	701,641	0.257%	1/14/2026	(75,088)
Goldman Sachs International	Manz AG	EUR	12,295	457,568	0.257%	2/16/2026	(1,912)
Goldman Sachs International	Mutares AG	EUR	30,833	546,627	2.157%	1/21/2026	(113,985)
Goldman Sachs International	Mytrah Energy Ltd.	GBP	300,000	135,750	1.107%	1/20/2026	34,047
Goldman Sachs International	Nanoco Group PLC	GBP	536,762	297,928	1.107%	1/9/2026	(129,732)
Goldman Sachs International	Nexity	EUR	12,042	477,559	0.257%	1/9/2026	98,892
Goldman Sachs International	NH Hoteles SA	EUR	185,017	705,568	0.257%	1/22/2026	81,870
Goldman Sachs International	Nordax Group	SEK	104,306	4,909,104	0.062%	1/9/2026	(78,888)
Goldman Sachs International	Obrascon Huarte Lain SA	EUR	84,384	459,459	0.257%	4/14/2026	71,126
Goldman Sachs International	Plus500 Ltd.	GBP	63,081	340,819	1.107%	2/22/2026	44,998
Goldman Sachs International	Raysearch Laboratories	SEK	810	97,010	0.062%	1/9/2026	(380)
Goldman Sachs International	Real Estate Investors PLC	GBP	509,275	352,102	1.107%	1/14/2026	(57,261)
Goldman Sachs International	Rosenbauer International AG	EUR	8,575	483,529	0.257%	1/13/2026	32,026
Goldman Sachs International	Rothschild & Co. SCA	EUR	21,004	456,965	0.257%	4/26/2017	2,258
Goldman Sachs International	Rovi Laboratorios Farmaceuticos	EUR	41,607	601,408	0.257%	1/12/2026	15,032
Goldman Sachs International	Saes Getters SPA	EUR	41,763	488,316	0.257%	1/21/2026	(46,984)
Goldman Sachs International	Saras SPA	EUR	326,358	581,137	0.257%	2/4/2026	(97,408)
Goldman Sachs International	Savannah Petroleum PLC	GBP	505,000	121,336	1.107%	1/9/2026	(2,973)
Goldman Sachs International	Space2 S.P.A.	EUR	55,000	535,975	0.257%	1/14/2026	9,761
Goldman Sachs International	Spectrum ASA	GBP	173,967	4,669,832	1.400%	3/9/2026	(7,416)
Goldman Sachs International	Sportech PLC	GBP	557,766	335,329	1.107%	1/9/2026	39,859
Goldman Sachs International	Staffline Group PLC	GBP	24,570	322,268	1.107%	2/9/2026	(55,276)
Goldman Sachs International	Suess Microtec	EUR	58,664	477,370	0.257%	1/22/2026	76,281
Goldman Sachs International	Tele Columbus AG	EUR	50,793	460,775	0.257%	4/8/2026	(13,646)
Goldman Sachs International	TKH Group	EUR	20,792	726,982	0.257%	1/9/2026	(11,058)
Goldman Sachs International	Valora Holding AG	CHF	2,513	482,873	(0.171)%	2/12/2026	109,905
Goldman Sachs International	Vertu Motors PLC	GBP	302,826	180,686	1.107%	4/29/2026	(7,391)
				$27,725,930			$55,879
	SHORT TOTAL RETURN SWAP CONTRACTS - (0.7)%
Goldman Sachs International	Bang & Olufsen Holding	DKK	27,368	2,096,022	(9.965)%	1/14/2026	25,623
Goldman Sachs International	Brembo ITL	EUR	9,637	390,287	(0.833)%	1/14/2026	(70,744)
Goldman Sachs International	Distribuidora Internacional De Alimentacion SA	EUR	69,688	323,686	(0.833)%	4/4/2026	(16,056)
Goldman Sachs International	Fidessa Group PLC	GBP	11,671	243,870	(0.042)%	1/12/2026	(51,181)
Goldman Sachs International	Fuchs Petrolub AG	EUR	7,543	289,368	(0.833)%	3/21/2026	5,807
Goldman Sachs International	Kontron AG	EUR	34,747	107,422	(0.833)%	3/21/2026	10,805
Goldman Sachs International	Melexis NPV	EUR	8,172	376,757	(0.833)%	1/14/2026	(19,805)
Goldman Sachs International	Panalpina Welttransport HGS AG	CHF	3,069	300,762	(0.994)%	2/19/2026	(45,113)
Goldman Sachs International	R. Stahl Aktiengesellschaft	EUR	3,092	94,780	(11.583)%	3/22/2026	3,480
Goldman Sachs International	Stobart Group Ltd.	GBP	246,992	248,437	(0.042)%	2/19/2026	(8,735)
Goldman Sachs International	Telit Communications PLC	GBP	118,058	252,825	(5.542)%	3/25/2026	30,089
Goldman Sachs International	TGS Nopec Geohpysical Co.	NOK	23,376	2,800,978	(3.100)%	2/22/2026	(43,198)
Goldman Sachs International	Wartsila	EUR	8,558	328,851	(0.833)%	2/22/2026	9,664
				$7,854,045			$(169,364)

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

NOK - Norwegian Krone

SEK - Swedish Krona

See accompanying notes to financial statements.

Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016

Shares		Coupon Rate (%)**	Maturity	Value
	BANK DEBT - 0.0%
11,854	Toys R Us *	4.880	5/25/2018	$10,580
	TOTAL BANK DEBT (Cost - $9,127)			10,580

	COMMON STOCK - 45.8%
	AEROSPACE/DEFENSE - 0.0%
20,586	Point Blank Solutions, Inc. * #			2,470

	BEVERAGES - 4.2%
17,500	Diageo PLC			473,074
6,014	PepsiCo, Inc. +			619,202
				1,092,276
	CHEMICALS - 8.9%
4,720	Ashland, Inc. +			526,752
22,927	Clariant			433,825
10,474	Dow Chemical Co. +			551,037
7,488	Koninklijke DSM +			459,211
825	Syngenta			330,275
				2,301,100
	COMMERCIAL SERVICES - 6.1%
9,701	ADT Corp. +			407,248
32,379	Hertz Global Holdings, Inc. * +			299,830
22,658	PayPal Holdings, Inc. * +			887,741
				1,594,819
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
8,276	FNF Group +			264,005

	ENTERTAINMENT - 0.4%
1,280	MGM Holdings, Inc. * #			101,120

	FOOD - 1.6%
11,883	Tootsie Roll Industries, Inc. +			423,510

	HEALTHCARE-PRODUCTS - 2.5%
7,780	Abbott Laboratories +			302,642
20,660	Smith & Nephew PLC +			349,742
				652,384
	INSURANCE - 1.5%
15,317	Assured Guaranty Ltd. +			396,251

	INTERNET - 5.2%
13,854	Shutterfly, Inc. *			637,007
19,302	Yahoo!, Inc. *			706,453
				1,343,460
	MEDIA - 2.9%
66,043	Crown Media Holdings, Inc. *			334,838
33,049	Gray Television, Inc. * +			424,680
				759,518
	MISCELLANEOUS MANUFACTURING - 1.6%
6,170	Ingersoll-Rand PLC +			404,382

	PHARMACEUTICALS - 6.8%
2,500	Allergan PLC * +			541,400
17,309	Pfizer, Inc. +			566,177
13,881	Zoetis, Inc.			652,823
				1,760,400
	REITS - 1.8%
35,761	Winthrop Realty Trust			454,880

	RETAIL - 1.2%
5,833	Cabela’s, Inc. - Class A *			304,191

	SOFTWARE - 0.1%
43,550	CDC Corp. * #			6,968
815,570	Trident Microsystems, Inc. * #			20,389
				27,357

	TOTAL COMMON STOCK (Cost - $11,500,063)			11,882,123

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 4.5%
	CHEMICALS - 0.0%
$575,000	Momentive Performance Materials, Inc. * #	11.500	12/1/2016	8,625

	COSMETICS/PERSONAL CARE - 0.1%
42,000	Avon Products, Inc. *	6.750	3/15/2023	30,870

See accompanying notes to financial statements.

Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 4.5% (Continued)
	ENTERTAINMENT - 0.5%
$207,756	Chukchansi Economic Development Authority *+	9.750	5/30/2020	$123,615

	HEALTHCARE-SERVICES - 2.8%
721,000	Community Health Systems *+	5.125	8/15/2018	731,815

	OIL & GAS - 0.1%
41,000	Energy XXI Gulf Coast, Inc. *	11.000	3/15/2020	14,555
31,000	EPL Oil & Gas, Inc. *	8.250	2/15/2018	2,189
				16,744
	RETAIL - 0.8%
86,000	Bon-Ton Department Stores, Inc. *#	10.625	7/15/2017	70,090
86,000	Claire’s Stores, Inc. *	8.875	3/15/2019	24,510
112,100	Neebo, Inc. *	15.000	6/30/2016	112,661
				207,261
	TELECOMMUNICATIONS - 0.2%
30,000	Intelsat Luxembourg *	6.750	6/1/2018	23,325
27,000	United States Cellular Corp. *	6.700	12/15/2033	24,570
				47,895

	TOTAL CORPORATE BONDS (Cost - $1,079,648)			1,166,825

Shares
	EQUITY FUNDS - 1.9%
16,683	iPath S&P 500 VIX Short-term Futures ETN *			280,441
8,311	iShares Core US Treasury Bond ETF			213,676
	TOTAL EQUITY FUND (Cost - $550,082)			494,117

Contracts
	CALL OPTIONS PURCHASED - 0.3% **
250	FireEye, Inc. Expiration May 2016, Exercise Price $19.00			17,500
586	iPath S&P 500 VIX Short-term Futures ETN Expiration June 2016, Exercise Price $20.00			65,046
58	Starz Expiration July 2016, Exercise Price $30.00			5,220
	TOTAL CALL OPTIONS PURCHASED (Cost - $127,696)			87,766

	PUT OPTIONS PURCHASED - 1.0% **
50	Alibaba Group Holding Ltd. Expiration May 2016, Exercise Price $70.00			3,000
24	Allergan PLC Expiration January 2017, Exercise Price $285.00			172,080
140	Assured Guaranty Ltd. Expiration May 2016, Exercise Price $25.00			8,120
195	Financial Select Sector SPDR Fund Expiration May 2016, Exercise Price $20.00			195
42	Helmerich & Payne, Inc. Expiration May 2016, Exercise Price $55.00			2,100
83	Mattel, Inc. Expiration May 2016, Exercise Price $31.00			7,678
67	Nu Skin Enterprises, Inc. Expiration September 2016, Exercise Price $35.00			17,085
174	PayPal Holdings, Inc. Expiration May 2016, Exercise Price $36.00			5,046
160	Pfizer, Inc. Expiration May 2016, Exercise Price $29.00			640
125	Powershares QQQ Trust Series 1 Expiration June 2016, Exercise Price $102.00			20,000
58	Shutterfly, Inc. Expiration June 2016, Exercise Price $42.50			3,190
165	SPDR S&P 500 ETF Trust Expiration May 2016, Exercise Price $198.00			12,540
85	Zoetis, Inc. Expiration July 2016, Exercise Price $41.00			4,038
	TOTAL PUT OPTIONS PURCHASED (Cost - $236,312)			255,712

	WARRANTS - 0.0%
4	General Motors Co.			87
	TOTAL WARRANTS (Cost - $67)

Shares
	SHORT-TERM INVESTMENTS - 29.8%
	MONEY MARKET FUNDS - 29.8%
7,723,794	Fidelity Institutional Money Market Funds - Government Portfolio, 0.23% ^ +			7,723,794
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,723,794)

See accompanying notes to financial statements.

Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

	TOTAL INVESTMENTS - 83.3% (Cost - $21,226,789) (a)			$21,621,004
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $89,329)			(45,899)
	PUT OPTIONS WRITTEN - (0.7)% (Proceeds - $147,651)			(174,861)
	SECURITIES SOLD SHORT - (21.1)% (Proceeds - $5,214,793)			(5,486,383)
	OTHER ASSETS LESS LIABILITIES - 38.7%			10,037,264
	NET ASSETS - 100.0%			$25,951,125

Contracts ***
	CALL OPTIONS WRITTEN - (0.2)%
24	Allergan PLC Expiration January 2017, Exercise Price $345.00			1,440
586	iPath S&P 500 VIX Short-Term Futures ETN Expiration June 2016, Exercise Price $26.00			28,714
67	Nu Skin Enterprises, Inc. Expiration September 2016, Exercise Price $45.00			15,745
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $89,329)			45,899

	PUT OPTIONS WRITTEN - (0.7)%
50	Alibaba Group Holding Ltd Expiration May 2016, Exercise Price $60.00			350
24	Allergan PLC Expiration January 2017, Exercise Price $245.00			97,920
18	Assured Guaranty Ltd Expiration May 2016, Exercise Price $22.00			234
120	Financial Select Sector SPDR Fund Expiration May 2016, Exercise Price $17.00			840
250	FireEye, Inc. Expiration May 2016, Exercise Price $15.00			10,750
377	iPath S&P 500 VIX Short-term Futures ETN Expiration June 2016, Exercise Price $16.00			53,157
63	Mead Johnson Nutrition Co. Expiration May 2016, Exercise Price $75.00			315
240	Pfizer, Inc. Expiration May 2016, Exercise Price $26.00			720
125	Powershares QQQ Trust Series 1 Expiration June 2016, Exercise Price $90.00			3,250
87	Shutterfly, Inc. Expiration June 2016, Exercise Price $37.50			4,350
170	Zoetis, Inc. Expiration July 2016, Exercise Price $37.00			2,975
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $147,651)			174,861

Principal		Coupon Rate (%)	Maturity
	SECURITIES SOLD SHORT - (21.1)%
	CORPORATE BONDS - (4.1)%
$1,100,000	Community Health Systems *	7.125	7/15/2020	1,067,308

Shares
	COSMETICS/PERSONAL CARE - (0.1)%
5,947	Avon Products, Inc.			28,010

	FOOD - (2.4)%
37,565	Woolworths Ltd.			633,719

	OIL & GAS - (2.2)%
8,644	Helmerich & Payne, Inc.			571,541

	RETAIL - (2.1)%
13,532	Gap, Inc.			313,672
5,798	Nu Skin Enterprises, Inc.			236,384
				550,056
	TOYS/GAMES/HOBBIES - (1.1)%
9,001	Mattel, Inc.			279,841

	EQUITY FUND - (9.1)%
7,217	Industrial Select Sector SPDR Fund			405,307
5,514	iShares Russell 2000 ETF			619,553
6,452	SPDR S&P 500 ETF Trust			1,331,048
				2,355,908

	SECURITIES SOLD SHORT (Proceeds - $5,214,793)			5,486,383

See accompanying notes to financial statements.

Balter Event Driven Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

ETF - Exchange Traded Fund

ETN - Exchanged Traded Note

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

*	Non-income producing security.

**	Variable rate security; the rate shown represents the rate at April 30, 2016.

+	All or a portion of the security is held as collateral for written call, put options and securities sold short.

#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.

***	100 shares per contract.

^	Money market fund; interest rate reflects effective yield on April 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,775,016 including call options written, put options written, and securities sold short and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,056,472
Unrealized depreciation	(917,627)
Net unrealized appreciation	$138,845

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016

Shares		Value
	COMMON STOCK - 67.5%
	AUTO PARTS & EQUIPMENT - 1.0%
24,130	Koito Manufacturing Co. Ltd. ^	$1,091,896
4,490	S&T Motiv Co. Ltd.	262,449
38,953	Titan International, Inc.	258,258
		1,612,603
	BANKS - 1.6%
148,749	CenterState Banks, Inc.	2,423,121

	BEVERAGES - 1.0%
58,195	MGP Ingredients, Inc. ^	1,537,512

	BIOTECHNOLOGY - 2.2%
86,130	Celator Pharmaceuticals, Inc. *	1,297,979
14,880	Dynavax Technologies Corp. * ^	244,181
152,686	Enzo Biochem, Inc. *	760,376
1,340	Hugel, Inc. *	357,874
12,980	Medivation, Inc. * ^	750,244
		3,410,654
	BUILDING MATERIALS - 3.9%
23,734	Armstrong World Industries, Inc. *	968,585
3,862	Aspen Aerogels, Inc. *	18,383
186,176	NCI Building Systems, Inc. *	2,744,234
123,663	Quanex Building Products Corp. *	2,329,811
		6,061,013
	CHEMICALS - 0.9%
112,055	Ferro Corp. *	1,427,581

	COMMERCIAL SERVICES - 0.8%
47,941	CPI Card Group, Inc.	380,172
6,050	INC Research Holdings, Inc. *	291,186
10,110	Insperity, Inc.	533,505
3,492	On Assignment, Inc. *	125,923
		1,330,786
	COMPUTERS - 2.3%
3,500	Apple, Inc. ^	328,090
15,100	CANCOM SE ^	770,334
31,730	Ferrotec Corp. ^	320,385
1,824	Kornit Digital Ltd. *	18,477
33,243	Lumentum Holdings, Inc. *	841,048
33,731	MIRAE Technology Co. Ltd.	322,685
916,740	PAX Global Technology Ltd.	792,993
12,872	Vocera Communications, Inc. *	150,860
		3,544,872
	DISTRIBUTION/WHOLESALE - 2.4%
117,569	LKQ Corp. *	3,768,086

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
20,650	Zenkoku Hosho Co. Ltd. ^	760,667

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
17,519	PowerSecure International, Inc. *	327,956

	ELECTRONICS - 3.6%
20,347	Fitbit, Inc. *	371,333
53,260	Hitachi Maxell Ltd. ^	826,088
176,875	MicroVision, Inc. *	382,050
34,011	OSI Systems, Inc. *	1,730,820
156,822	Stoneridge, Inc. *	2,236,282
		5,546,573
	EGINGEERING & CONSTRUCTION - 2.2%
48,595	Dycom Industries, Inc. *	3,430,807

	ENTERTAINMENT - 0.9%
6,550	Evolution Gaming Group AB +	235,259
99,630	Unibet Group PLC ^	1,125,721
		1,360,980
	ENVIRONMENTAL CONTROL - 2.4%
28,057	Clean Harbors, Inc. *	1,386,016
74,269	Tetra Tech, Inc.	2,183,509
3,498	Waste Connections, Inc.	235,345
		3,804,870
	FOOD - 1.8%
27,220	Bakkafrost P/F ^	963,291
21,658	TreeHouse Foods, Inc. *	1,914,567
		2,877,858
	HEALTHCARE - PRODUCTS - 4.1%
29,890	AtriCure, Inc.*	475,251
35,275	BioTelemetry, Inc. *	554,876

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

Shares		Value
	HEALTHCARE - PRODUCTS (Continued) - 4.1%
782	Edwards Lifesciences Corp. *	$83,056
20,167	Intersect ENT, Inc. *	404,348
37,200	Invacare Corp.	417,291
21,752	LDR Holding Corp. *	586,216
11,017	Spectranetics Corp. *	187,289
26,670	STERIS PLC	1,884,769
161,284	Trinity Biotech PLC *	1,854,766
		6,447,862
	HEALTHCARE - SERVICES - 1.1%
6,023	Amsurg Corp. *	487,743
39,260	Ensign Group, Inc. ^	885,706
16,519	Envision Healthcare Holdings, Inc. *	373,825
2,073	RadNet, Inc. *	10,469
		1,757,743
	HOME BUILDERS - 2.0%
48,219	Thor Industries, Inc.	3,086,980

	HOME FURNISHINGS - 2.1%
129,580	Select Comfort Corp. *	3,198,034

	HOUSEWARES - 0.5%
10,368	Scotts Miracle-Gro Co.	733,847

	INTERNET - 2.1%
37,690	8x8, Inc. *	427,405
50,145	Boingo Wireless, Inc. *	385,615
29,807	ChannelAdvisor Corp. *	371,395
81,633	Lionbridge Technologies, Inc. *	407,349
33,210	Perficient, Inc. *	693,425
13,830	RingCentral, Inc. *	263,876
31,165	Rubicon Project, Inc. *	603,666
2,723	TripAdvisor, Inc. * ^	175,879
		3,328,610
	MACHINERY-DIVERSIFIED - 0.2%
7,250	Stabilus SA	362,350

	MEDIA - 3.0%
67,150	Media General, Inc. *	1,163,709
7,340	Modern Times Group MTG AB	220,427
64,912	Nexstar Broadcasting Group, Inc.	3,331,933
		4,716,069
	MINING - 0.1%
86,400	Orocobre Ltd. *	218,865

	MISCELLANEOUS MANUFACTURING - 0.4%
130,141	DIRTT Environmental Solutions *	562,761

	OFFICE FURNISHINGS - 0.5%
46,892	Interface, Inc.	798,101

	OIL & GAS - 0.4%
168,682	Mitcham Industries, Inc. *	627,497

	PACKAGING & CONTAINERS - 0.8%
20,012	Packaging Corp. of America	1,298,378

	PHARMACEUTICALS - 1.6%
23,240	Amicus Therapeutics, Inc. * ^	173,603
162,968	BioScrip, Inc. *	430,236
24,660	BioSpecifics Technologies Corp. * ^	876,910
20,630	H Lundbeck A/S * ^	688,936
9,060	Heska Corp. *	277,236
		2,446,921
	RETAIL - 2.1%
97,275	Good Times Restaurants, Inc. *	300,580
6,940	It’s Skin Co. Ltd.	547,574
37,462	Mattress Firm Holding Corp. *	1,461,767
3,537	Ryohin Keikaku Co. Ltd. ^	815,798
19,304	Sportsman’s Warehouse Holdings, Inc. *	219,679
		3,345,398
	SEMICONDUCTORS - 3.7%
41,615	Brooks Automation, Inc.	393,678
12,030	Cirrus Logic, Inc. *	434,283
24,332	EMCORE Corp. *	138,692
8,234	Inphi Corp. *	244,303
2,670	IPG Photonics Corp.	231,409
7,569	Microchip Technology, Inc.	367,778

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

Shares		Value
	SEMICONDUCTORS (Continued) - 3.7%
15,732	Microsemi Corp. *	$531,584
6,183	Monolithic Power Systems, Inc.	385,943
40,795	Silicon Motion Technology Corp. ^	1,572,647
5,755	Skyworks Solutions, Inc.	384,549
15,493	Tessera Technologies, Inc.	444,959
6,040	V Technology Co. Ltd.	259,196
69,404	Xcerra Corp. *	409,484
		5,798,505
	SOFTWARE - 4.6%
42,901	Callidus Software, Inc. *	785,088
12,398	Ebix, Inc.	596,592
36,349	Evolent Health, Inc. *	436,551
428,439	inContact, Inc. *	3,988,767
6,376	Proofpoint, Inc. *	371,466
38,216	Seachange International, Inc. *	142,546
24,160	UBISOFT Entertainment * ^	701,815
10,948	Xactly Corp. *	88,241
		7,111,066
	STORAGE/WAREHOUSING - 1.6%
74,888	Mobile Mini, Inc.	2,415,138

	TELECOMMUNICATIONS - 4.2%
31,388	Anixter International, Inc. *	1,955,472
33,453	CalAmp Corp. *	500,791
21,286	DigitalGlobe, Inc. *	471,698
36,466	Infinera Corp. *	433,581
57,044	ShoreTel, Inc. *	349,109
168,968	Sierra Wireless, Inc. *	2,725,454
880	U-Blox AG	174,679
		6,610,784
	TRANSPORTATION - 3.6%
41,490	Golar LNG Partners LP	702,426
40,011	Marten Transport Ltd.	746,605
10,900	Ryder System, Inc.	751,228
105,662	Swift Transportation Co. *	1,756,102
65,662	Werner Enterprises, Inc.	1,663,875
		5,620,236
	TRUCKING & LEASING - 1.1%
4,830	AMERCO ^	1,700,160

	TOTAL COMMON STOCK (Cost $93,938,689)	105,411,244

Contracts #
	PUT OPTIONS PURCHASED - 0.0%
68	Osiris Therapeutics, Inc. Expiration August 2016, Exercise Price $6.00	6,970
	(Cost - $6,123)

	SHORT-TERM INVESTMENTS - 30.8%
	MONEY MARKET FUND - 30.8%
48,147,503	Fidelity Institutional Money Market Funds - Government Portfolio, 0.23% **	48,147,503
	TOTAL SHORT-TERM INVESTMENTS (Cost - $48,147,503)

	TOTAL INVESTMENTS - 98.3% (Cost - $142,092,315) (a)	$153,565,717
	SECURITIES SOLD SHORT (23.5)% (Proceeds - $36,329,751)	(36,758,328)
	OTHER ASSETS LESS LIABILITIES - 25.2%	39,332,788
	NET ASSETS - 100.0%	$156,140,177

	SECURITIES SOLD SHORT - (23.5)%
	ADVERTISING - (0.1)%
9,070	MDC Partners, Inc.	183,577

	AUTO MANUFACTURERS - (0.6)%
12,050	Ferrari NV *	552,492
23,719	Wabash National Corp. *	337,996
		890,488
	BANKS - (0.8)%
3,570	Canadian Imperial Bank of Commerce	288,642
12,685	Home Capital Group, Inc.	380,429
15,050	National Bank of Canada	538,409
		1,207,480
	BEVERAGES - (0.2)%
2,090	Monster Beverage Corp. *	301,420

	BIOTECHNOLOGY - (0.1)%
5,840	Medicines Co.	207,845

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

Shares		Value
	SECURITIES SOLD SHORT - (23.5)% (Continued)
	CHEMICALS - (0.4)%
35,209	American Vanguard Corp.	$582,709

	COMMERCIAL SERVICES - (1.0)%
14,621	Cardtronics, Inc. *	576,360
8,437	Monro Muffler Brake, Inc.	584,009
12,986	Rollins, Inc.	348,934
		1,509,303
	COMPUTERS - (0.7)%
21,577	Convergys Corp.	571,791
3,569	MTS Systems Corp.	200,649
12,050	Qualys, Inc. *	303,419
		1,075,859
	DISTRIBUTION/WHOLESALE - (0.8)%
90,700	Marubeni Corp.	497,001
2,824	Pool Corp.	246,846
11,793	Veritiv Corp. *	483,749
		1,227,596
	DIVERSIFIED FINANCIAL SERVICES - (0.1)%
16,092	Enova International, Inc. *	141,771

	ELECTRICAL COMPONENTS & EQUIPMENT - (0.5)%
4,080	AMETEK, Inc.	196,207
15,463	Encore Wire Corp.	591,460
		787,667
	ELECTRONICS - (0.8)%
23,870	Control4 Corp. *	176,877
10,848	Rogers Corp. *	622,241
20,884	Sparton Corp. *	448,171
		1,247,289
	ENERGY-ALTERNATE SOURCES - (0.4)%
18,074	Green Plains, Inc.	327,139
29,410	Sunrun, Inc. *	231,751
		558,890
	ENGINGEERING & CONSTRUCTION - (0.5)%
27,561	Aegion Corp. *	585,120
16,630	JGC Corp.	292,922
		878,042
	ENTERTAINMENT - (0.2)%
77,412	Peak Resorts, Inc.	248,493

	FOOD - (0.8)%
7,919	Hain Celestial Group, Inc. *	331,489
9,610	METRO AG	305,346
109,420	Wilmar International Ltd.	302,000
15,130	Woolworths Ltd.	255,242
		1,194,077
	HAND/MACHINE TOOLS - (0.2)%
35,200	Sandvik AB	361,728

	HEALTHCARE PRODUCTS - (0.1)%
1,500	Draegerwerk AG & Co. KGaA	99,495
2,462	LeMaitre Vascular, Inc.	40,820
		140,315
	HEALTHCARE SERVICES - (0.1)%
3,725	Providence Service Corp. *	185,654

	HOME FURNISHINGS - (0.3)%
10,990	iRobot Corp. *	410,806

	HOUSEHOLD PRODUCTS/WARES - (0.2)%
3,430	WD-40 Co.	350,889

	INTERNET - (0.9)%
36,570	Endurance International Group Holdings, Inc. *	391,665
4,989	ePlus, Inc. *	401,066
9,390	GrubHud, Inc. *	246,206
17,211	NIC, Inc.	304,807
		1,343,744
	LEISURE TIME - (0.6)%
43,878	Arctic Cat, Inc.	729,691
2,219	Polaris Industries, Inc.	217,196
		946,887
	MACHINERY - CONSTRUCTION & MINING - (0.2)%
15,410	Joy Global, Inc.	328,233

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

Shares		Value
	SECURITIES SOLD SHORT - (23.5)% (Continued)
	MACHINERY - DIVERSIFIED - (1.8)%
27,552	Chart Industries, Inc. *	$709,188
36,318	Columbus McKinnon Corp.	599,610
8,451	Flowserve Corp.	412,493
3,627	Gorman-Rupp Co.	102,608
30,204	Toromont Industries Ltd.	906,313
		2,730,212
	METAL FABRICATE/HARDWARE - (0.3)%
23,213	Advanced Drainage Systems, Inc.	536,685

	MINING - (0.4)%
23,899	US Silica Holdings, Inc.	610,619

	MISCELLANEOUS MANUFACTURING - (0.6)%
20,555	American Railcar Industries, Inc.	842,961
2,994	Proto Labs, Inc. *	179,131
		1,022,092
	OIL & GAS - (0.6)%
4,490	Chevron Corp.	458,788
7,503	Diamond Offshore Drilling, Inc.	182,023
24,905	Ensco PLC	297,864
		938,675
	OIL & GAS SERVICES - (1.6)%
21,570	CARBO Ceramics, Inc.	320,315
20,674	Natural Gas Services Group, Inc. *	475,295
76,982	Pulse Seismic, Inc.	140,648
53,006	RPC, Inc.	801,451
14,320	SEACOR Holdings, Inc. *	841,586
		2,579,295
	PHARMACEUTICALS - (0.3)%
35,810	Osiris Therapeutics, Inc.	200,894
8,870	Premier, Inc. *	299,894
		500,788
	RETAIL - (2.8)%
32,066	Big 5 Sporting Goods Corp.	387,678
812	Chipotle Mexican Grill, Inc. *	341,828
13,806	Deluth Holdings, Inc. *	328,445
8,684	Genesco, Inc. *	600,759
12,588	Hibbett Sports, Inc. *	454,427
21,633	MarineMax, Inc. *	411,243
20,680	McDonald’s Holdings Co. Japan Ltd.	515,840
7,710	Nu Skin Enterprises, Inc.	314,337
2,370	Signet Jewlers Ltd.	257,287
26,133	Vera Bradley, Inc. *	458,373
11,960	Wingstop, Inc. *	298,282
		4,368,499
	SEMICONDUCTORS - (0.7)%
10,097	ARM Holdings PLC	415,895
2,219	ASML Holding NV	213,907
12,090	Cree, Inc. *	296,326
2,717	IPG Photonics Corp.	235,482
		1,161,610
	SOFTWARE - (0.9)%
21,410	Allscripts Healthcare Solutions, Inc. *	286,894
3,819	Aspen Technology, Inc. *	145,237
28,034	Inovalon Holdings, Inc. *	479,381
1,565	SS&C Technologies Holdings, Inc.	95,700
48,360	Tangoe, Inc. *	426,535
		1,433,747
	TELECOMMUNICATIONS - (0.5)%
10,147	ARRIS International PLC *	231,047
939	Atlantic Tele-Network, Inc.	67,523
20,270	NeuStar, Inc. *	476,142
		774,712
	TRANSPORTATION - (0.3)%
6,202	Landstar System, Inc.	406,541

	COMMODITY FUND - (0.0)%
4,430	VelocityShares 3x Inverse Natural Gas ETN *	69,285

1,385	Direxion Daily Semiconductors Bear 3X Shares *	51,730
5,793	iPath S&P 500 VIX Short-Term Futures ETN *	97,380
19,953	iShares MSCI Australia ETF	397,663
9,010	iShares MSCI South Korea Capped ETF	470,682
7,044	iShares Russell 2000 ETF	791,464
2,049	iShares Russell 2000 Growth ETF	274,709

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

Shares		Value
	SECURITIES SOLD SHORT - (23.5)% (Continued)
	EQUITY FUNDS (Continued) - (2.1)%
5,180	ProShares Ultra Russell2000	$402,849
2,860	ProShares UltraPro Short Russell2000 *	75,790
14,345	VanEck Vectors Semiconductor ETF	752,539
		3,314,806

	TOTAL SECURITIES SOLD SHORT (Proceeds - $36,329,751)	36,758,328

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

^	All or a portion of this security is held as collateral for securities sold short.

*	Non-income producing security.

+	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of April 30, 2016, these securities amounted to $235,259 or 0.2% of net assets.

#	100 shares per contract.

**	Money market fund; interest rate reflects effective yield on April 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is including securities sold short is $107,569,335 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$15,857,819
Unrealized depreciation	(6,619,765)
Net unrealized appreciation	$9,238,054

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

							Unrealized
		Currency	Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Security	Type	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
	LONG TOTAL RETURN SWAP CONTRACTS - 0.8%
Goldman Sachs International	Aerospace Industrial Development Corp.	USD	107,000	$123,831	1.085%	3/24/2025	$22,063
Goldman Sachs International	Aerospace Industrial Development Corp.	USD	52,000	60,393	1.085%	3/26/2025	10,506
Goldman Sachs International	Aerospace Industrial Development Corp.	USD	8,000	8,932	1.085%	3/26/2025	1,977
Goldman Sachs International	Eicher Motors Ltd.	USD	240	64,240	1.335%	2/5/2025	8,253
Goldman Sachs International	Eicher Motors Ltd.	USD	140	36,167	1.335%	3/7/2025	6,120
Goldman Sachs International	Eicher Motors Ltd.	USD	200	51,456	1.335%	4/3/2025	8,954
Goldman Sachs International	Eicher Motors Ltd.	USD	220	54,310	1.335%	12/10/2025	12,141
Goldman Sachs International	Taiwan Paiho Ltd.	USD	240,000	466,656	1.085%	1/15/2025	255,502
Goldman Sachs International	Taiwan Paiho Ltd.	USD	25,000	56,478	1.085%	1/15/2025	18,747
Goldman Sachs International	Taiwan Paiho Ltd.	USD	29,000	63,650	1.085%	1/15/2025	23,611
Goldman Sachs International	Taiwan Paiho Ltd.	USD	4,000	6,648	1.085%	2/5/2025	5,388
Goldman Sachs International	Taiwan Paiho Ltd.	USD	15,000	33,585	1.085%	7/11/2025	11,550
Goldman Sachs International	Taiwan Paiho Ltd.	USD	50,000	100,221	1.085%	7/30/2025	50,228
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	USD	43,000	212,532	1.085%	7/25/2025	556,146
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	USD	2,000	10,830	1.085%	8/8/2025	25,230
Goldman Sachs International	Tung Thih Electronic Co. Ltd.	USD	6,000	33,039	1.085%	2/25/2026	74,123
Goldman Sachs International	Vectura Group PLC	GBP	170,150	291,717	1.111%	3/17/2025	1,326
Goldman Sachs International	Vectura Group PLC	GBP	32,200	47,617	1.111%	4/3/2025	11,375
Goldman Sachs International	Vectura Group PLC	GBP	23,723	35,630	1.111%	4/14/2025	7,576
Goldman Sachs International	Vectura Group PLC	GBP	12,227	18,501	1.111%	4/16/2025	3,704
Goldman Sachs International	Vectura Group PLC	GBP	15,000	22,951	1.111%	4/16/2025	4,172
Goldman Sachs International	Vectura Group PLC	GBP	28,970	45,409	1.111%	5/2/2025	6,472
Goldman Sachs International	Vectura Group PLC	GBP	10,210	17,008	1.111%	2/20/2016	860
Goldman Sachs International	Voltronic Power Technology Corp.	USD	5,000	75,807	1.085%	10/2/2025	3,059
Goldman Sachs International	Voltronic Power Technology Corp.	USD	9,000	129,770	1.085%	10/14/2025	12,188
Goldman Sachs International	Voltronic Power Technology Corp.	USD	14,000	182,871	1.085%	10/16/2025	37,953
Goldman Sachs International	Voltronic Power Technology Corp.	USD	3,000	46,766	1.085%	10/31/2025	554
Goldman Sachs International	Voltronic Power Technology Corp.	USD	5,000	75,941	1.085%	2/25/2026	2,925
Goldman Sachs International	Voltronic Power Technology Corp.	USD	10,000	126,756	1.085%	2/25/2026	30,975
				$2,499,712			$1,213,678
	SHORT TOTAL RETURN SWAP CONTRACTS - (0.0)%
Goldman Sachs International	Beijing Enterprises Water Group Ltd.	HKD	364,000	$1,439,041	3.541%	2/6/2026	$(32,687)
Goldman Sachs International	BTG PLC	GBP	24,440	163,228	0.008%	4/28/2025	27,154
Goldman Sachs International	BTG PLC	GBP	10,520	75,306	0.008%	5/22/2025	19,078
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	7,154	19,608	(1.042)%	12/11/2024	477
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	8,423	24,323	(1.042)%	12/12/2024	2,290
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	3,869	11,156	(1.042)%	12/13/2024	1,028
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	3,977	10,968	(1.042)%	12/16/2024	325
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	10,384	28,692	(1.042)%	12/18/2024	929
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	5,600	15,501	(1.042)%	12/18/2024	542
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	5,170	14,155	(1.042)%	3/21/2025	202
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	3,910	10,920	(1.042)%	3/24/2025	519
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	7,350	20,723	(1.042)%	4/3/2025	1,265
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	10,162	29,272	(1.042)%	6/11/2025	2,656
Goldman Sachs International	Circassia Pharmaceuticals PLC	GBP	10,000	32,874	(1.042)%	8/31/2025	8,573
Goldman Sachs International	Commonwealth Bank of Australia	AUD	7,500	531,629	1.550%	3/5/2026	(17,202)
Goldman Sachs International	Commonwealth Bank of Australia	AUD	2,480	184,827	1.550%	3/6/2026	1,205
Goldman Sachs International	Larsen & Tourbo Ltd.	USD	11,400	219,165	0.000%	5/3/2016	3,540
Goldman Sachs International	Metcash Ltd.	AUD	190,900	255,981	1.000%	3/13/2025	(61,598)
Goldman Sachs International	Metcash Ltd.	AUD	172,000	231,220	1.000%	4/28/2025	(54,555)
Goldman Sachs International	Metcash Ltd.	AUD	59,500	82,177	1.000%	10/28/2025	(16,645)
Goldman Sachs International	Metcash Ltd.	AUD	25,500	45,485	1.000%	3/18/2026	462
Goldman Sachs International	Reliance Infrastructure Ltd.	USD	32,500	267,406	0.000%	6/1/2016	3,530
Goldman Sachs International	Tesco PLC	GBP	13,350	25,918	0.008%	11/14/2024	4,310
Goldman Sachs International	Tesco PLC	GBP	34,200	57,279	0.008%	11/14/2024	(2,313)
Goldman Sachs International	Tesco PLC	GBP	9,530	23,148	0.008%	3/6/2025	9,880
Goldman Sachs International	Tesco PLC	GBP	25,500	57,267	0.008%	4/25/2025	19,597
Goldman Sachs International	Woolworths Ltd.	AUD	2,550	72,067	1.550%	4/28/2025	11,969
Goldman Sachs International	Woolworths Ltd.	AUD	910	23,944	1.550%	8/26/2025	2,917
Goldman Sachs International	Woolworths Ltd.	AUD	9,980	240,181	1.550%	1/30/2026	14,896
Goldman Sachs International	Woolworths Ltd.	AUD	1,250	28,911	1.550%	3/18/2026	972
				$4,242,372			$(46,684)

AUD - Australian Dollar

GBP - British Pound

HKD - Hong Kong Dollar

USD - U.S. Dollar

See accompanying notes to financial statements.

Balter Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2016

	Balter Discretionary
	Global Macro Fund	Balter European L/S	Balter Event	Balter L/S Small Cap
	(Consolidated)	Small Cap Fund (b)	Driven Fund (c)	Equity Fund
ASSETS
Investment securities:
At cost	$93,365,446	$16,030,354	$21,226,789	$142,092,315
At value	$93,225,266	$16,051,384	$21,621,004	$153,565,717
Cash	—	1,337	—	38,546,330
Foreign Currency (Cost $186,982, $1,686,974, $589,516, and $0)	211,274	1,727,197	616,556	—
Cash at broker	3,323,505	—	5,385,234	—
Cash held for collateral at custodian	33,331,000	8,305,000	3,800,000	1,820,000
Deposits for futures contracts	2,126,347	—	—	—
Receivable for securities sold	1,546,228	530	1,520,962	4,860,879
Dividends and interest receivable	3,676	967	14,474	6,074
Receivable for swaps	—	—	—	273,393
Unrealized appreciation on swaps	—	—	—	1,166,994
Prepaid expenses and other assets	53,322	14,295	64,299	47,198
TOTAL ASSETS	133,820,618	26,100,710	33,022,529	200,286,585

LIABILITIES
Investment advisory fees payable	161,981	45,100	36,088	232,496
Securities sold short (Proceeds - $717,499, $170,084, $5,214,793 and $36,329,751)	718,321	175,202	5,486,383	36,758,328
Options written (Proceeds $638,560, $0, $236,980 and $0)	820,000	—	220,760	—
Payable for option contracts purchased	676,897	—	22,593	—
Unrealized depreciation on foreign currency contracts	444,761		—
Payable for investments purchased	87,914	—	1,289,167	6,536,361
Payable to related parties	13,914	437	4,157	8,914
Unrealized depreciation on futures contracts	10,140	—	—	—
Payable for Fund shares redeemed	2,615	—	—	6,436
Distribution (12b-1) fees payable	139	—	—	—
Payable for swaps purchased	—	208,645	—	—
Due to Custodian	—	—	—	588,844
Interest payable on swaps	—	40,378	—	4,000
Unrealized depreciation on swaps	—	113,485	—	—
Accrued expenses and other liabilities	9,967	7,655	12,256	11,029
TOTAL LIABILITIES	2,946,649	590,902	7,071,404	44,146,408
NET ASSETS	$130,873,969	$25,509,808	$25,951,125	$156,140,177

NET ASSETS CONSIST OF:
Paid in capital	$132,758,606	$26,207,686	$26,164,071	$156,637,383
Accumulated net investment loss	(2,731,805)	(148,650)	(98,009)	(5,834,003)
Accumulated net realized gain (loss) from security transactions	1,620,694	(484,026)	(280,909)	(6,844,979)
Net unrealized appreciation (depreciation) of investments	(773,526)	(65,202)	165,972	12,181,776
NET ASSETS	$130,873,969	$25,509,808	$25,951,125	$156,140,177

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$130,134,632	$25,509,798	$25,951,115	$156,140,177
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,182,677	2,659,671	2,616,427	15,829,072
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.87	$9.59	$9.92	$9.86

Investor Class:
Net Assets	$739,337	$10	$10	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	75,001	1	1	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.86	$9.59 (d)	$9.92 (d)	$—

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

(b)	The Balter European L/S Small Cap Fund commenced operations on December 30, 2015.

(c)	The Balter Event Driven Fund commenced operations on December 28, 2015.

(d)	NAV may not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Balter Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended April 30, 2016

	Balter Discretionary
	Global Macro Fund	Balter European L/S	Balter Event	Balter L/S Small Cap
	(Consolidated)	Small Cap Fund (a)	Driven Fund (b)	Equity Fund
INVESTMENT INCOME
Dividends (net of foreign tax witheld $0, $95, $0, and $63)	$2,192	$22,235	$25,112	$39,003
Interest	83,356	7,628	45,137	30,314
TOTAL INVESTMENT INCOME	85,548	29,863	70,249	69,317

EXPENSES
Investment advisory fees	1,062,221	156,519	148,667	1,532,333
Distribution (12b-1) fees:
Investor Class	494	—	—	—
Administrative services fees	72,075	10,995	11,565	69,191
Legal fees	31,653	2,448	2,553	20,582
Non 12b-1 shareholder servicing fees	26,948	4,754	4,959	10,635
Registration fees	15,597	3,169	3,306	8,984
Audit fees	9,406	6,449	6,726	8,506
Custodian fees	9,346	3,961	4,132	51,552
Compliance officer fees	7,032	769	802	8,444
Printing expense	5,325	3,169	3,306	4,740
Insurance expense	5,199	1,585	1,653	6,675
Trustees fees and expenses	4,947	3,169	3,306	4,947
Dividends on securities sold short	2,924	—	—	7,810
Transfer agent fees	2,020	—	—	2,020
Interest expense	1,580	—	2,576	363,955
Shareholder Service Expense	99	—	—	—
Accounting services fees	—	—	—	—
Other expenses	2,032	792	826	2,460
TOTAL EXPENSES	1,258,898	197,779	194,377	2,102,834

Less: Fees waived by the Advisor	(66,264)	(19,266)	(26,119)	(5,589)

NET EXPENSES	1,192,634	178,513	168,258	2,097,245

NET INVESTMENT LOSS	(1,107,086)	(148,650)	(98,009)	(2,027,928)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	32,615	(57,660)	(159,859)	(3,631,560)
Options purchased	(4,235)	—	(243,821)	(23,404)
Options written	1,338,534	—	131,928	48,720
Futures contracts	(1,541,594)	—	—	—
Foreign currency contracts	41,202	(1,375)	(8,528)	(56,666)
Foreign currency transactions	21,179	44,743	(629)	(129,652)
Swaps	—	(470,117)	—	835,522
Securities sold short	741,486	383	—	1,861,738
	629,187	(484,026)	(280,909)	(1,095,302)
Net change in unrealized appreciation (depreciation) on:
Investments	(298,785)	21,030	414,746	2,729,110
Options purchased	51,004	—	(20,531)	847
Options written	(264,436)	—	16,220	—
Futures contracts	17,755	—	—	—
Securities sold short	71,500	(5,118)	(271,590)	(3,062,984)
Swaps	—	(113,485)	—	(210,550)
Foreign currency contracts	(546,250)	—	—	—
Foreign currency translations	—	32,371	27,127	48,623
	(969,212)	(65,202)	165,972	(494,954)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(340,025)	(549,228)	(114,937)	(1,590,256)

NET DECREASE IN NET ASSETS	$(1,447,111)	$(697,878)	$(212,946)	$(3,618,184)

(a)	The Balter European L/S Small Cap Fund commenced operations on December 30, 2015.

(b)	The Balter Event Driven Fund commenced operations on December 28, 2015.

See accompanying notes to financial statements.

Balter Discretionary Global Macro Fund
STATEMENTS OF CHANGES IN NET ASSETS (Consolidated)

	For the
	Six Months Ended	For the
	April 30, 2016	Period Ended
	(Unaudited)	October 31, 2015 (a)
FROM OPERATIONS
Net investment loss	$(1,107,086)	$(829,983)
Net realized gain from investments, foreign currency contracts, foreign currency transactions futures contacts, options purchased, options written and securities sold short	629,187	1,038,401
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options purchased, options written, futures contracts and foreign currency contracts	(969,212)	195,686
Net increase (decrease) in net assets resulting from operations	(1,447,111)	404,104

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(840,569)	—
Class C	(1,061)	—
Net decrease in net assets resulting from distributions to shareholders	(841,630)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	18,260,515	115,330,644
Investor Class	733,631	33,315
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	742,666
Investor Class	1,061
Redemption fee proceeds:
Institutional Class	117
Payments for shares redeemed:
Institutional Class	(2,037,646)	(284,920)
Investor Class	(20,777)	—
Net increase in net assets from shares of beneficial interest	17,679,567	115,079,039

TOTAL INCREASE IN NET ASSETS	15,390,826	115,483,143

NET ASSETS
Beginning of Period	115,483,143	—
End of Period*	$130,873,969	$115,483,143
*Includes accumulated net investment loss of:	$(2,731,805)	$(783,089)

SHARE ACTIVITY
Institutional Class:
Shares Sold	1,827,099	11,513,567
Shares Reinvested	74,565	—
Shares Redeemed	(204,394)	(28,160)
Net increase in shares of beneficial interest outstanding	1,697,270	11,485,407

Investor Class:
Shares Sold	73,682	3,306
Shares Reinvested	106	—
Shares Redeemed	(2,093)	—
Net increase in shares of beneficial interest outstanding	71,695	3,306

(a)	The Balter Discretionary Global Macro Fund commenced operations on May 28, 2015.

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2016
(Unaudited) (a)
FROM OPERATIONS
Net investment loss	$(148,650)
Net realized loss from investments, foreign currency contracts, foreign currency transactions, securities sold short and swaps	(484,026)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, swaps and foreign currency translations	(65,202)
Net decrease in net assets resulting from operations	(697,878)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	26,207,676
Investor Class	10
Net increase in net assets from shares of beneficial interest	26,207,686

TOTAL INCREASE IN NET ASSETS	25,509,808

NET ASSETS
Beginning of Period	—
End of Period*	$25,509,808
*Includes accumulated net investment loss of:	$(148,650)

SHARE ACTIVITY
Institutional Class:
Shares Sold	2,659,671
Net increase in shares of beneficial interest outstanding	2,659,671

Investor Class:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

(a)	The Balter European L/S Small Cap Fund commenced operations on December 30, 2015.

See accompanying notes to financial statements.

Balter Event Driven Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2016
(Unaudited) (a)
FROM OPERATIONS
Net investment loss	$(98,009)
Net realized loss from investments, foreign currency contracts, foreign currency transactions, options purchased, options written and securities sold short,	(280,909)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options purchased, options written and foreign currency translations	165,972
Net decrease in net assets resulting from operations	(212,946)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	26,389,061
Investor Class	10
Payments for shares redeemed:
Institutional Class	(225,000)
Net increase in net assets from shares of beneficial interest	26,164,071

TOTAL INCREASE IN NET ASSETS	25,951,125

NET ASSETS
Beginning of Period	—
End of Period*	$25,951,125
*Includes accumulated net investment loss of:	$(98,009)

SHARE ACTIVITY
Institutional Class:
Shares Sold	2,639,109
Shares Redeemed	(22,682)
Net increase in shares of beneficial interest outstanding	2,616,427

Investor Class:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

(a)	Event Driven Fund commenced operations on December 28, 2015.

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2016	Year Ended
	(Unaudited)	October 31, 2015
FROM OPERATIONS
Net investment loss	$(2,027,928)	$(3,583,076)
Net realized loss from investments, foreign currency contracts, foreign currency transactions options purchased, options written securities sold short and swaps	(1,095,302)	(1,825,198)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, swaps options purchased, options written and foreign currency translations	(494,954)	6,176,902
Net increase (decrease) in net assets resulting from operations	(3,618,184)	768,628

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	8,238,494	38,801,288
Payments for shares redeemed:
Institutional Class	(11,847,067)	(3,364,249)
Net increase (decrease) in net assets from shares of beneficial interest	(3,608,573)	35,437,039

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,226,757)	36,205,667

NET ASSETS
Beginning of Period	163,366,934	127,161,267
End of Period*	$156,140,177	$163,366,934
*Includes accumulated net investment loss of:	$(5,834,003)	$(3,806,075)

SHARE ACTIVITY
Institutional Class:
Shares Sold	839,318	3,812,164
Shares Redeemed	(1,222,914)	(331,402)
Net increase (decrease) in shares of beneficial interest outstanding	(383,596)	3,480,762

See accompanying notes to financial statements.

Balter Discretionary Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the
	April 30, 2016		Period Ended
	(Unaudited)		October 31, 2015 (1)
Net asset value, beginning of period	$10.05		$10.00

Activity from investment operations:
Net investment loss (2)	(0.09)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.02)		0.13
Total from investment operations	(0.11)		0.05

Less distributions from:
Net investment income	(0.07)		—
Total distributions	(0.07)		—

Paid-in-Capital From Redemption Fees	0.00	(3)	—

Net asset value, end of period	$9.87		$10.05

Total return (4,5)	(1.12)%		0.50%

Net assets, at end of period (000s)	$130,135		$115,450

Ratio of gross expenses to average net assets (6,7)	2.01	% (8)	2.04%
Ratio of net expenses to average net assets (6,7)	1.90	% (8)	1.89%
Ratio of net investment loss to average net assets (5,6,7)	(1.76)%		(1.87)%
Portfolio Turnover Rate (5)	367%		151%

(1)	The Balter Discretionary Global Macro Fund commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been 2.00% before fees waived and 1.89% after fees waived.

See accompanying notes to financial statements.

Balter Discretionary Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended	For the
	April 30, 2016	Period Ended
	(Unaudited)	October 31, 2015 (1)
Net asset value, beginning of period	$10.05	$10.00

Activity from investment operations:
Net investment loss (2)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.02)	0.15
Total from investment operations	(0.12)	0.05

Less distributions from:
Net investment income	(0.07)	—
Total distributions	(0.07)	—

Net asset value, end of period	$9.86	$10.05

Total return (3,4)	(1.22)%	0.50%

Net assets, at end of period (000s)	$739	$33

Ratio of gross expenses to average net assets (5,6)	2.30%	2.34%
Ratio of net expenses to average net assets (5,6)	2.19%	2.19%
Ratio of net investment loss to average net assets	(2.04)%	(2.21)%
Portfolio Turnover Rate (4)	367%	151%

(1)	The Balter Discretionary Global Macro Fund commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Institutional Class	Investor Class
	For the	For the
	Period Ended	Period Ended
	April 30, 2016	April 30, 2016
	(Unaudited) (1)	(Unaudited) (1)
Net asset value, beginning of period	$10.00	$10.00

Activity from investment operations:
Net investment loss (2)	(0.06)	(0.06)
Net realized and unrealized loss on investments	(0.35)	(0.35)
Total from investment operations	(0.41)	(0.41)

Net asset value, end of period	$9.59	$9.59

Total return (3,4)	(4.10)%	(4.10)%

Net assets, at end of period (000’s)	$25,510	$0 (7)

Ratio of gross expenses to average net assets (5,6)	2.48%	2.78%
Ratio of net expenses to average net assets (6)	2.24%	2.54%
Ratio of net investment loss to average net assets (6)	(1.87)%	(2.17)%
Portfolio Turnover Rate (4)	42%	42%

(1)	The Balter European L/S Small Cap Fund commenced operations on December 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Less than $1,000.

See accompanying notes to financial statements.

Balter Event Driven Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Institutional Class		Investor Class
	For the		For the
	Six Months Ended		Six Months Ended
	April 30, 2016		April 30, 2016
	(Unaudited) (1)		(Unaudited) (1)
Net asset value, beginning of period	$10.00		$10.00

Activity from investment operations:
Net investment loss (2)	(0.04)		(0.04)
Net realized and unrealized loss on investments	(0.04)		(0.04)
Total from investment operations	(0.08)		(0.08)

Net asset value, end of period	$9.92		$9.92

Total return (3,4)	(0.80)%		(0.80)%

Net assets, at end of period (000’s)	$25,951		$0 (8)

Ratio of gross expenses to average net assets (6)	2.33	% (7)	2.60%
Ratio of net expenses to average net assets (5,6)	2.03	% (7)	2.30%
Ratio of net investment loss to average net assets (6)	(1.18)%		(1.48)%
Portfolio Turnover Rate (4)	60%		60%

(1)	The Balter Event Driven Fund commenced operations on December 28, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been 2.30% before fees waived and 1.99% after fees waived for Institutional Class Shares

(8)	Less than $1,000.

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the		For the
	April 30, 2016		Year Ended		Period Ended
	(Unaudited)		October 31, 2015		October 31, 2014 (1)
Net asset value, beginning of period	$10.08		$9.99		$10.00

Activity from investment operations:
Net investment loss (2)	(0.12)		(0.25)		(0.21)
Net realized and unrealized gain (loss) on investments	(0.10)		0.34		0.20
Total from investment operations	(0.22)		0.09		(0.01)

Net asset value, end of period	$9.86		$10.08		$9.99

Total return (3)	(2.18)%		0.90%		(0.10	)% (4)

Net assets, at end of period (000s)	$156,140		$163,367		$127,161

Ratio of gross expenses to average net assets (5)	2.95	% (7,8)	2.92%		2.91	% (7,8)
Ratio of net expenses to average net assets (5)	2.94	% (7,8)	2.93	% (6)	2.88	% (8)
Ratio of net investment loss to average net assets	(2.58	)% (8)	(2.49)%		(2.49	)% (8)
Portfolio Turnover Rate	151	% (4)	292%		248	% (4)

(1)	The Balter Long/Short Equity Fund commenced operations on December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been 2.20% before fees waived and 2.19% after fees waived. For the year ended October 31, 2015 the ratio of expenses to average net assets would have been 2.18% before recapture and 2.19% after recapture for the year ended October 31, 2015. For the period ended October 31, 2014 the ratio of expenses to average net assets would have been 2.22% before fees waived and 2.19% after fees waived.

(6)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

See accompanying notes to financial statements.

Balter Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2016

1.	ORGANIZATION

The Balter Discretionary Global Macro Fund, the Balter European L/S Small Cap Fund, the Balter Event Driven Fund and the Balter L/S Small Cap Equity Fund (the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Balter Discretionary Global Macro Fund commenced operations on May 28, 2015. The Balter European L/S Small Cap Fund commenced operations on December 30, 2015. The Balter European L/S Small Cap Fund was originally organized as the S.W. Mitchell Small Cap European Fund L.P. Effective as of the close of business December 30, 2015, all of the assets, subject to liabilities of the S.W. Mitchell Small Cap European Fund L.P. were transferred in exchange for Institutional Class shares of the Balter European L/S Small Cap Fund. The net asset value of those shares on the close of business December 30, 2015, after the reorganization was $10.00 for Institutional Class shares and received in-kind capital contributions of securities and cash valued at $1,075,584 in exchange for 108,768 Institutional Class shares. The Balter Event Driven Fund commenced operations on December 28, 2015. The Balter Event Driven Fund was originally organized as the Tiburon Credit Opportunities Master Fund, Ltd. Effective as of the close of business on December 28, 2015, all of the assets, subject to liabilities of Tiburon Credit Opportunities Master Fund, Ltd were transferred in exchange for Institutional Class shares of the Balter Event Driven Fund. The net asset value of the Fund’s shares on the close of business December 28, 2015, after the reorganization, was $10.00 for Institutional Class shares and received in-kind capital contributions of securities and cash valued at $1,253,696 in exchange for 125,606 Institutional Class shares. The Balter L/S Small Cap Equity Fund (formerly the Balter L/S Small Cap Equity Fund) commenced operations on December 31, 2013 and was previously part of the Professionally Managed Portfolios and reorganized into the Trust on July 27, 2015.

The Funds’ investment objectives are as follows:

Balter Discretionary Global Macro Fund – seeks to generate positive absolute returns in most market conditions.

Balter European L/S Small Cap Fund – seeks to generate absolute returns by investing both long and short in European Companies.

Balter Event Driven Fund – seeks to generate absolute returns.

Balter L/S Small Cap Equity Fund – seeks to achieve long-term capital appreciation plus income.

The Balter Discretionary Global Macro Fund, Balter European L/S Small Cap Fund and Balter Event Driven Fund each currently offer two classes of shares: Institutional Class shares and Investor Class shares. Each class of shares is offered at their net asset value. The Balter L/S Small Cap Equity Fund currently offers one share class: Institutional Class shares are offered at net asset value. Each class of shares of each Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a

Balter Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics

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April 30, 2016

of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2016 for the Funds’ investments measured at fair value:

Balter Discretionary Global Macro Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$683,306	$—	$—	$683,306
Put Options Purchased	820,000	—	—	820,000
Money Market Funds	91,721,960	—	—	91,721,960
Short Futures Contracts	3,472	—	—	3,472
Total	$93,228,738	$—	$—	$93,228,738
Liabilities *
Call Options Written	$820,000	$—	$—	$820,000
Long Futures Contracts	13,612	—	—	13,612
Securities Sold Short	718,321	—	—	718,321
Total	$1,551,933	$—	$—	$1,551,933

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April 30, 2016

Balter European L/S Small Cap Equity Fund

Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$647,888	$—	$—	$647,888
Long Total Return Swaps	—	55,879	—	55,879
Money Market Fund	14,772,435	—	—	14,772,435
Mutual Fund	630,337	—	—	630,337
Warrants	724	—	—	724
Total	$16,051,384	$55,879	$—	$16,107,263
Liabilities **
Securities Sold Short	$175,202	$—	$—	$175,202
Short Total Return Swaps	—	169,364	—	169,364
Total	$175,202	$169,364	$—	$344,566

Balter Event Driven Fund

Assets **	Level 1	Level 2	Level 3	Total
Bank Debt	$—	$10,580	$—	$10,580
Call Options Purchased	87,766	—	—	87,766
Common Stock	11,751,176	101,120	29,827	11,882,123
Corporate Bonds	—	1,096,735	70,090	1,166,825
Equity Funds	494,117	—	—	494,117
Money Market Fund	7,723,794	—	—	7,723,794
Put Options Purchased	255,712	—	—	255,712
Warrants	87	—	—	87
Total	$20,312,652	$1,208,435	$99,917	$21,621,004
Liabilities **
Call Options Written	$45,899	$—	$—	$45,899
Put Options Written	174,861	—	—	$174,861
Securities Sold Short	5,486,383	—	—	5,486,383
Total	$5,707,143	$—	$—	$5,707,143

Balter L/S Small Cap Equity Fund

Assets **	Level 1	Level 2	Level 3	Total
Common Stock	$105,411,244	$—	$—	$105,411,244
Put Options Purchased	6,970	—	—	6,970
Long Total Return Swaps	—	1,213,678	—	1,213,678
Money Market Fund	48,147,503	—	—	48,147,503
Total	$153,565,717	$1,213,678	$—	$154,779,395
Liabilities **
Securities Sold Short	$36,758,328	$—	$—	$36,758,328
Short Total Return Swaps	—	46,684	—	46,684
Total	$36,758,328	$46,684	$—	$36,805,012

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Consolidated Portfolio of Investments for industry classification.

**	Refer to the Portfolio of Investments for industry classification.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

The following is reconciliation of assets in which Level 3 inputs were used in determining value:

Balter Event Driven Fund	Point Blank Solutions, Inc.	CDC Corp.	Trident Microsystems, Inc.	Total
Beginning Balance 12/28/15	$—	$—	$—	$—
Total realized gain (loss)	—	—	—	—
Change in Appreciation (Depreciation)	—	(7,732)	11,449	3,717
Cost of Purchases	2,470	14,700	8,940	26,110
Proceeds from Sales	—	—	—	—
Accrued Interest	—	—	—	—
Net transfers in/out of level 3	—	—	—	—
Ending Balance 4/30/16	$2,470	$6,968	$20,389	$29,827

The significant unobservable inputs used in the fair value measurement of the Balter Event Driven Fund’s Level 3 Common Stock investments are (1) review of current assets held by the investment (2) review of any contingencies that could dilute the value of the investment and (3) review of any liquidation distributions for each investment. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Balter L/S Small Cap Equity Fund	Furiex Pharmaceuticals, Inc.
Beginning Balance 10/31/15	$72,708
Total realized gain (loss)	1,712
Change in Appreciation (Depreciation)	—
Cost of Purchases	—
Proceeds from Sales	(74,420)
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance 4/30/16	$—

The security (above) is classified as a Level 3 security due to a lack of market activity. The security was acquired due to a corporate action consisting of a cash tender and a spinoff of a contingent value right. The fund received a cash tender of $10.00 per share on December 10, 2015.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balter Discretionary Global Macro Fund are consolidated and include the accounts of Balter Discretionary Macro Offshore Ltd. a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiary derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Balter. All intercompany accounts and transactions have been eliminated in consolidation of the Fund. The accompanying financial statements reflect the financial positions of the Fund and the results of operations on a consolidated basis with the Subsidiary. The Fund may invest up to 25% of its total assets at the end of each fiscal quarter in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

A summary of the Balter Discretionary Global Macro Fund’s investments in the CFC is as follows:

			% of Fund
		CFC Net Assets at	Net Assets at
	Inception Date of SPC	April 30, 2016	April 30, 2016
Balter Discretionary Global Macro Offshore Ltd.	6/5/2015	$4,169,036	3.2%

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Futures Contracts –The Funds may purchase or sell futures contracts in pursuit of their investment objectives. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the

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April 30, 2016

underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Swap Agreements – The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marked to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Federal income tax – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Balter L/S Small Cap Equity Fund in its 2014 tax returns or expected to be taken by the Balter Discretionary Global Macro Fund, the Balter European L/S Small Cap Fund, the Balter Event Driven Fund and the Balter L/S Small Cap Equity Fund in their 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet

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April 30, 2016

occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to $3,196,261 and $907,668, respectively, for the Balter Discretionary Global Macro Fund, $1,675,605 and $366,979, respectively for the Balter European L/S Small Cap Fund, $18,584,306 and $5,931,617, respectively, for the Balter Event Driven Fund and $156,247,699 and $148,902,773, respectively, for the Balter L/S Small Cap Equity Fund.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Balter Liquid Alternatives, LLC serves as the Fund’s investment advisor. Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds each pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.70%, 2.00%, 1.80% and 1.95% of the average daily net assets of the Balter Discretionary Global Macro Fund, the Balter European L/S Small Cap Fund the Balter Event Driven Fund and the Balter L/S Small Cap Equity Fund, respectively. The Advisor, on behalf of the Balter European L/S Small Cap Fund, has entered into a sub-advisory agreement with S.W. Mitchell Capital LLP and the advisor compensates the sub-advisor out of the investment advisory fee it receives from the Fund. The Advisor, on behalf of the Balter Event Driven Fund, has entered into a sub-advisory agreement with Tiburon Capital Management, LLC and the advisor compensates the sub-advisor out of the investment advisory fee it receives from the Fund. The Advisor, on behalf of the Balter L/S Small Cap Equity Fund, has entered into a sub-advisory agreement with Midwood Capital Management LLC, Apis Capital Advisors, LLC, Millrace Asset Group, Inc., 12th Street Asset Management Company and Madison Street Partners, LLC (each a “Sub-Advisor,” and collectively, the “Sub-Advisors”) and the Advisor compensates each Sub-Advisor out of the investment advisory fees it receives from the Fund. As of April 10, 2016 Madison Street Partners, LLC no longer serves as a sub-advisor for the Balter L/S Small Cap Equity Fund. For the period ended April 30, 2016, the Funds incurred $1,062,221, $156,519, $148,667 and $1,532,333 of advisory fees for the the Balter Discretionary Global Macro Fund, the Balter European L/S Small Cap Fund, the Balter Event Driven Fund and the Balter L/S Small Cap Equity Fund, respectively.

The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter Discretionary Global Macro Fund, until at least February 28, 2017 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.89% and 2.19% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter European L/S Small Cap Fund, until at least February 28, 2017 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.24% and 2.54% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter Event Driven Fund, until at least February 28, 2017 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.99% and 2.29% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter L/S Small Cap Equity Fund, until at least February 28, 2017 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.19% of the Fund’s average net assets, for Institutional Class. During the six months ended April 30, 2016 the Advisor waived $66,264 in advisory fees for the Balter Discretionary Global Macro Fund. The total amount of previously waived fees is $63,347 subject to recapture until October 31, 2018. During the period ended April 30, 2016 the Balter European L/S Small Cap Fund waived $19,266 in advisory fees. During the period ended April 30, 2016 the Balter Event

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April 30, 2016

Driven Fund waived $26,119 in advisory fees. During the period ended April 30, 2016 the Advisor waived $5,589 in advisory fees of the Balter L/S Small Cap Equity Fund. The total amount of previously waived fees subject to recapture for the Balter L/S Small Cap Equity Fund is $15,888 will expire on October 31, 2017.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Balter Discretionary Global Macro Fund, Balter European L/S Small Cap Fund and the Balter Event Driven may pay 0.25% year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the period ended April 30, 2016, the Funds incurred distribution fees of $494, $0 and $0, respectively, for the Balter Discretionary Global Macro Fund, the Balter European L/S Small Cap Fund and the Balter Event Driven Fund.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of April 30, 2016.

Balter Discretionary Global Macro Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Foreign currency contracts/Currency risk	Unrealized depreciation on foreign currency contracts	$(444,761)

Currency contracts/Currency risk	Unrealized depreciation on futures contracts	$(8,062)
Equity contracts/Equity price risk	Unrealized depreciation on futures contracts	(2,078)
		$(10,140)

Currency contracts/Currency risk	Investment securities at value	$820,000

Currency contracts/Currency risk	Options Written	$(820,000)

Balter European L/S Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Swap Contract/Equity price risk	Unrealized depreciation on swaps	$(113,485)

Balter Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

Balter Event Driven Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities at value	$343,478

Equity contracts/Equity price risk	Options Written	(220,760)

Balter L/S Small Cap Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities at value	$6,970

Swap Contract/Equity price risk	Unrealized appreciation on swaps	1,166,994

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2016.

Balter Discretionary Global Macro Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Foreign Currency Contracts	on Foreign Currency Contracts
Currency contracts/Currency risk	$41,202	$(546,250)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Futures Contracts	on Futures Contracts
Fixed income contracts/interest rate risk	$(566,846)	$23,062
Currency contracts/Currency risk	286,707	(8,062)
Commodity contracts/Commodity Risk	(1,254,413)	(2,960)
Index contracts/Equity Price Risk	(7,042)	5,715
	$(1,541,594)	$17,755

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Purchased	on Options Purchased
Currency contracts/Currency risk	$(4,235)	$51,004

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Commodity contracts/Commodity Risk	$848,417	$—
Currency contracts/Currency risk	117,349	(275,764)
Equity contracts/Equity price risk	64,692	—
Fixed income contracts/interest rate risk	308,076	11,328
	$1,338,534	$(264,436)

Balter Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

Balter European L/S Small Cap Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Foreign Currency Contracts	on Foreign Currency Contracts
Currency contracts/Currency risk	$(1,375)	$—

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Swaps	on Swaps
Equity contracts/Equity Price Risk	$(470,117)	$(113,485)

Balter Event Driven Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Foreign Currency Contracts	on Foreign Currency Contracts
Currency contracts/Currency risk	$(8,528)	$—

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(243,821)	$(20,531)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity Price Risk	$131,928	$16,220

Balter L/S Small Cap Equity Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Foreign Currency Contracts	on Foreign Currency Contracts
Currency contracts/Currency risk	$(56,666)	$—

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(23,404)	$847

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity Price Risk	$48,720	$—

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Swaps	on Swaps
Equity contracts/Equity Price Risk	$835,522	$(210,550)

Balter Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

The notional value and contracts of the derivative instruments outstanding as of April 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Transactions in option contracts written during the period ended April 30, 2016 we as follows:

Balter Discretionary Global Macro Fund

	Contracts	Premiums Received
Outstanding at the beginning of the period	964	$409,202
Options written	5,273	3,377,939
Options closed	(3,457)	(2,742,251)
Options exercised	—	—
Options expired	(780)	(406,330)
Outstanding at the end of the period	2,000	$638,560

Balter Event Driven Fund

	Contracts	Premiums Received
Outstanding at the beginning of the period	—	$—
Options written	6,360	556,280
Options closed	(1,536)	(144,207)
Options exercised	—	—
Options expired	(2,623)	(175,093)
Outstanding at the end of the period	2,201	$236,980

Balter L/S Small Cap Equity Fund

	Contracts	Premiums Received
Outstanding at the beginning of the period	—	$—
Options written	5,793	792,428
Options closed	(5,534)	(772,589)
Options exercised	—	—
Options expired	(259)	(19,839)
Outstanding at the end of the period	—	$—

Offsetting of Financial Assets and Derivative Assets

During the period ended April 30, 2016, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2016 for the Funds.

Balter Discretionary Global Macro Fund

Liabilities:			Gross Amounts	Net Amounts
			Offset in the	Presented in
	Gross Amounts		Statements of	the Statements
	of Recognized		Assets &	of Assets &	Financial	Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received		Net Amount
Unrealized depreciation on futures contracts	$10,140	(1)	$—	$10,140	$—	$10,140	(2)	$—
Unrealized depreciation on foreign currency contracts	444,761		—	444,761	—	444,761		—
Options Written	820,000	(1)	—	820,000	—	820,000	(2)	—
Securities sold short	718,321	(1)	—	718,321	—	718,321	(2)	—
	$1,993,222		$—	$1,993,222	$—	$1,993,222		$—

Balter Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

Balter European L/S Small Cap Fund

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Securities sold short at value	$175,202	(1)	$—	$175,202	$175,202	(2)	$—		$—
Unrealized depreciation on swaps	113,485	(1)	—	113,485	—		113,485	(2)	—
	$288,687		$—	$288,687	$175,202		$113,485		$—

Balter Event Driven Fund

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Securities sold short at value	$5,486,383	(1)	$—	$5,486,383	$5,486,383	(2)	$—		$—
Options Written	220,760	(1)	—	220,760	—		220,760	(2)	—
	$5,707,143		$—	$5,707,143	$5,486,383		$220,760		$—

Balter L/S Small Cap Equity Fund

Assets:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial	Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received		Net Amount
Unrealized appreciation on swaps	$1,166,994	(1)	$—	$1,166,994	$—	$1,166,994	(2)	$—

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Securities sold short at value	$36,758,328	(1)	$—	$36,758,328	$36,758,328	(2)	$—	$—

(1)	Unrealized depreciation on futures contracts, unrealized appreciation on swaps, futures options short at value, and securities sold short as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Balter Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

5.	FORWARD FOREIGN CURRENCY CONTRACTS

As of April 30, 2016 the Balter Discretionary Global Macro Fund had the following open forward currency contracts:

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Buy:
China Yuan Renminbi	8/2/2016	Jefferies	13,227,000	$2,027,606	$2,031
China Yuan Renminbi	8/16/2016	Jefferies	34,004,000	5,211,859	70,556
Hong Kong Dollar	5/19/2016	Jefferies	26,782,000	3,453,336	(512)
Japan Yen	5/2/2016	Jefferies	625,000,000	5,843,689	241,021
Japan Yen	5/6/2016	Jefferies	625,000,000	5,844,199	114,942
Russian Ruble	5/4/2016	Jefferies	122,236,000	1,887,524	100,840
Saudi Riyal	5/9/2016	Jefferies	65,680,000	17,505,878	82,693
Thai Baht	2/1/2017	Jefferies	446,771,000	12,701,994	254,483
				$54,476,085	$866,054
To Sell:
China Yuan Renminbi	8/2/2016	Jefferies	13,227,000	$2,027,606	$(72,540)
China Yuan Renminbi	8/16/2016	Jefferies	34,004,000	5,211,859	(110,683)
Hong Kong Dollar	5/19/2016	Jefferies	26,782,000	3,453,336	(7,819)
Japan Yen	5/2/2016	Jefferies	625,000,000	5,843,689	(212,478)
Japan Yen	5/4/2016	Jefferies	625,000,000	5,844,199	(241,330)
Russian Ruble	5/4/2016	Jefferies	122,236,000	1,887,524	(109,546)
Saudi Riyal	5/9/2016	Jefferies	73,960,000	19,712,770	52
Saudi Riyal	8/25/2016	Jefferies	30,630,000	8,143,228	(101,490)
Thai Baht	2/1/2017	Jefferies	446,771,000	12,701,994	(454,981)
				$64,826,205	$(1,310,815)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2016, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
CWC LLC	Balter Discretionary Global Macro Fund	75.94%
CWC LLC	Balter European L/S Small Cap Fund	95.43%
Laramide LLC	Balter Event Driven Fund	95.55%
Laramide LLC	Balter L/S Small Cap Equity Fund	63.17%

7.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the applicable Fund. For the period ended April 30, 2016, the Balter Discretionary Global Macro Fund assessed $117 and $0 in redemption fees for Institutional Class and Investor Class shares, respectively. The Balter European L/S Small Cap Fund, the Balter Event Driven Fund and the Balter L/S Small Cap Equity Fund did not assess any redemption fees during the period ended April 30, 2016.

Balter Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Balter European L/S Small Cap Fund, the Balter Event Driven Fund and the Balter L/S Small Cap Equity Fund (the “Funds”) currently invest a portion of their assets in the Fidelity Institutional Money Market Funds - Government Portfolio (the “Fidelity Government Portfolio”). The Fidelity Government Portfolio invests at least 99.5% of the fund’s total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully. The Fidelity Government Portfolio’s investment objective is to seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. The Funds may redeem their investment from the Fidelity Government Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds may be directly affected by the performance of the Fidelity Government Portfolio. The financial statements of the Fidelity Government Portfolio, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of April 30, 2016 the percentage of the Funds’ net assets invested in the Fidelity Government Portfolio was 57.9%, 30.0% and 30.8% for the Balter European L/S Small Cap Fund, the Balter Event Driven Fund and the Balter L/S Small Cap Equity Fund, respectively.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions for the years ended October 31, 2015 and October 31, 2014.

As of October 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Late Year Loss	Differences	(Depreciation)	Earnings/(Deficits)
Balter Discretionary Global Macro Fund	$841,185	$—	$(410,167)	$—	$—	$(26,914)	$404,104
Balter L/S Small Cap Equity Fund	—	—	(3,986,498)	(2,226,136)	(158,803)	9,492,415	3,120,978

The difference between book basis and tax basis accumulated net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, C Corp return of capital distributions, the mark-to-market treatment of passive foreign investment companies, swaps, futures and foreign exchange contracts, and adjustments for the Discretionary Global Macro Funds’ wholly owned subsidiary. In addition, the amount listed under other book/tax differences for the L/S Small Cap Equity Fund is primarily attributable to the tax deferral of losses on straddles of $158,803.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Balter L/S Small Cap Equity Fund incurred and elected to defer such late year losses of $2,226,136.

At October 31, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Balter Discretionary Global Macro Fund	$188,551	$221,616	$410,167
Balter L/S Small Cap Equity Fund	3,986,498	—	3,986,498

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for swaps, passive foreign investment companies, and the capitalization of in lieu dividend payments resulted in reclassifications for the following Funds for the year ended October 31, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Balter Discretionary Global Macro Fund	$—	$46,894	$(46,894)
Balter L/S Small Cap Equity Fund	—	(200,416)	200,416

Balter Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

10.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2016

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 23 and 24, 2015, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of each of the Balter Discretionary Global Macro Fund (“Balter Global Macro”) and the Balter Long/Short Equity Fund (“Balter Long/Short”) (the “Balter Funds”), each a series of the Trust, and Balter Liquid Alternatives, LLC (“Balter”) (“Balter Advisory Agreement”). The Board further considered the approval of the Sub-Advisory Agreements between Balter and Willowbridge Associates, Inc. (“Willowbridge”) with respect to Balter Global Macro (“Balter Global Macro Sub-Advisory Agreement’), and the sub-advisory agreement between Balter and Apis Capital Advisors, LLC (“Apis”) on behalf of Balter Long/Short (“Apis Sub-Advisory Agreement”), the sub-advisory agreement between Balter and Madison Street Partners, LLC (“Madison Street”) on behalf of Balter Long/Short (“Madison Street Sub-Advisory Agreement”), the subadvisory agreement between Balter and Midwood Capital Management LLC (“Midwood”) on behalf of Balter Long-Short (“Midwood Sub-advisory Agreement”) and the sub-advisory agreement between Balter and Millrace Asset Group, Inc. (“Millrace”) on behalf of Balter Long/Short (“Millrace Sub-Advisory Agreement” together with the Balter Global Macro Sub-Advisory Agreement, Apis Sub-Advisory Agreement, Madison Street Sub-Advisory Agreement and Midwood Sub-Advisory Agreement, the “Balter Sub-Advisory Agreements” and the Balter Sub-Advisory Agreements together with the Balter Advisory Agreement the “Balter Funds Advisory Agreements”).

Based on their evaluation of the information provided by Balter, Willowbridge, Apis, Madison Street, Midwood and Millrace, in conjunction with each of the Balter Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved each of the Balter Funds Advisory Agreements with respect to each of the Balter Funds.

In advance of the meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement and the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Balter Advisory Agreement and the Balter Sub-Advisory Agreements, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of each of the Balter Advisory Agreements and comparative information relating to the advisory fees and other expenses of the Balter Funds. The materials also included due diligence materials relating to Balter, Willowbridge, Apis, Madison Street, Midwood and Millrace (including due diligence questionnaires completed by Balter, Willowbridge, Apis, Madison Street, Midwood and Millrace, Balter’s, Willowbridge’s, Apis’, Madison Street’s, Midwood’s and Millrace’s Forms ADV, select financial information of Balter, Willowbridge, Apis, Madison Street, Midwood and Millrace, bibliographic information regarding Balter’s, Willowbridge’s, Apis’, Madison Street’s, Midwood’s and Millrace’s key management and investment advisory personnel, and comparative fee information relating to each of the Balter Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The board also considered the proposed reorganization of Balter Long/Short (the “Old Balter Long/Short”), a series of the Professionally Managed Portfolios (“PMP”), with and into Balter Long/Short (the “New Balter Long/Short”), a proposed new series of NLFT II (the “Reorganization”)

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Balter Advisory Agreement with respect to each of the Balter Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Balter Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Balter Advisory Agreement. In considering the approval of the Balter Advisory Agreement with respect to each of the Balter Funds, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2016

Nature, Extent and Quality of Services. The Board noted that Balter had previously provided the Board with materials related to the Balter Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with Balter, the Board reviewed materials provided by Balter relating to the Balter Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the Balter Funds including the team of individuals that primarily monitor and execute the investment process and provide oversight of each Balter Fund’s sub-advisers. The Board then discussed the extent of Balter’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Balter’s specific responsibilities in all aspects of the day-to-day management of each of the Balter Funds, including Balter’s oversight of the Balter Funds’ sub-advisers. Additionally, the Board received satisfactory responses from the representative of Balter with respect to a series of important questions, including: whether Balter is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Balter Funds; and whether Balter has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Balter of its practices for monitoring compliance with each Balter Fund’s investment limitations, noting that Balter’s CCO will periodically review the portfolio managers’ performance of their duties with respect to each Balter Fund to ensure compliance under Balter’s compliance program. The Board then reviewed the capitalization of Balter based on financial information and other materials provided and discussed with Balter and concluded that Balter was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to the Balter Funds. The Board concluded that Balter had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Balter Advisory Agreement with respect to each Balter Fund and that the nature, overall quality and extent of the management services to be provided by Balter were satisfactory and reliable.

Performance. The Board considered and reviewed the performance of Old Balter Long/Short versus its benchmarks for the one year and since inception periods. The Board noted Old Balter Long/Short underperformed its benchmarks for the periods; however based on discussions with Balter, the Board expects the New Balter Long/Short to obtain an acceptable level of investment return to shareholders over the long-term. Because Balter Global Macro had not yet commenced operations, the Trustees could not consider its past performance. The Board noted that Balter does not manage any other fund or separate account in the same strategy as Balter Global Macro.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Balter, the Board reviewed and discussed a comparison of each Balter Fund’s proposed management fee and overall expense ratio to its respective Morningstar category and a peer group of funds constructed by Balter with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for each Balter Fund, which stated that Balter had agreed to waive or limit its management fee and/or reimburse expenses at least until February 28, 2016 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed (i) 1.89% and 2.19% of Balter Global Macro’s average net assets, for Institutional and Investor Class shares, respectively, and (ii) 2.19% and 2.54% of Balter Long/Short’s average net assets, for Institutional and Investor Class shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee and expense caps for each Balter Fund were reasonable. It was the consensus of the Board that, based on Balter’s experience and expertise, and the services to be provided by Balter to each of the Balter Fund, the advisory fees to be charged by Balter were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Balter with respect to each of the Balter Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Balter. With respect to Balter, the Board concluded that based on the services provided and the projected growth of each of the Balter Funds, the fees were reasonable and that anticipated profits from Balter’s relationship with the Balter Funds were not excessive.

Economies of Scale. As to the extent to which each Balter Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Balter’s expectations for growth of the Balter Funds. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2016

The Board then reviewed and discussed the written materials that were provided by Willowbridge in advance of the Meeting and deliberated on the approval of the Balter Global Macro Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Willowbridge, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of Willowbridge; (iii) the performance history of Willowbridge; and (iv) Willowbridge’s financial condition, history of operations and ownership structure. In considering the approval of the Balter Global Macro Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by Willowbridge, the Board noted the experience of the portfolio management and research personnel of Willowbridge, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Willowbridge and reviewed supporting materials. The Board reviewed the presentation materials prepared by Willowbridge describing its investment process. The Board received satisfactory responses from Willowbridge with respect to a series of important questions, including: whether Willowbridge is involved in any lawsuits or pending regulatory actions. The Board discussed Willowbridge’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for Willowbridge included in the Board Materials, the Board concluded that Willowbridge had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Willowbridge Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to Balter Global Macro were satisfactory.

Performance. The Board considered Willowbridge’s past performance as well as other factors relating to Willowbridge’s track record. The Board concluded that the performance track record of Willowbridge was satisfactory.

Fees, Expenses and Profitability. As to the costs of the services to be provided and profits to be realized by Willowbridge, the Board discussed the sub-advisory fees payable to Willowbridge. The Board considered that Willowbridge is to be paid by Balter and not by Balter Global Macro. Balter confirmed to the Board that the sub-advisory fees paid or to be paid to Willowbridge were reasonable in light of the anticipated quality of the services to be performed by them. As to profitability, the Trustees discussed the total fees expected to be paid to Willowbridge, and noted that Willowbridge will receive no other compensation from Balter Global Macro or Balter except the sub-advisory fee earned pursuant to the Balter Global Macro Sub-Advisory Agreement and payable by Balter. It was noted, however, that there is a proposed sub-advisory agreement between Willowbridge and Balter with respect to the wholly-owned subsidiary of Balter Global Macro (the “Balter Global Macro Subsidiary Sub-Advisory Agreement”). While the Balter Global Macro Subsidiary Sub-Advisory Agreement would provide a sub-advisory fee, it was noted that the agreement includes a provision requiring Willowbridge to waive any sub-advisory fees owed by Balter pursuant to the Balter Subsidiary Sub-Advisory Agreement in proportion to the fees Willowbridge would receive pursuant to the Balter Global Macro Sub-Advisory Agreement so as to avoid double charging on the same assets at both the Balter Global Macro and subsidiary levels. As to the costs of the services to be provided, and profits to be realized by each, the Trustees noted that because all sub-advisory fees will be paid by Balter, the overall advisory fee paid by Balter Global Macro is not directly affected by the sub-advisory fees. Consequently, the Board did not consider the costs of services provided by Willowbridge or its profitability to be significant factors. Based on all these factors, the Board concluded that the sub-advisory fees to be paid under the Balter Global Macro Sub-Advisory Agreement are reasonable in light of the services to be provided thereunder.

Economies of Scale. Since the sub-advisory fees are not paid by Balter Global Macro, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter Global Macro increase.

The Board then reviewed and discussed the written materials that were provided by Apis, Madison Street, Midwood and Millrace (each, a “Balter Long/Short Sub-Adviser” and collectively, the “Balter Long/Short Sub-Advisers”) in advance of the Meeting and deliberated on the approval of each of the Apis Sub-Advisory Agreement, the Madison Street Sub-Advisory Agreement, the Midwood Sub-Advisory Agreement and the Millrace Sub-Advisory Agreement (collectively, the “Balter Long/Short Sub-Advisory Agreements”). In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by each respective Balter Long/Short Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2016

each Balter Long/Short Sub-Adviser; (iii) the performance history of each Balter Long/Short Sub-Adviser; and (iv) each Balter Long/Short Sub-Adviser’s financial condition, history of operations and ownership structure. In considering the approval of each Balter Long/Short Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by each Balter Long/Short Sub-Adviser, the Board noted the experience of the portfolio management and research personnel of each Balter Long/Short Sub-Adviser, including their experience in the investment field, education and industry credentials. Where applicable, the Board discussed the financial condition of each Balter Long/Short Sub-Adviser and reviewed supporting materials. The Board reviewed the presentation materials prepared by each Balter Long/Short Sub-Adviser describing their investment process. As applicable, the Board received satisfactory responses from each Balter Long/Short Sub-Adviser with respect to a series of important questions, including: whether the Balter Long/Short Sub-Advisers were involved in any lawsuits or pending regulatory actions. The Board discussed each Balter Long/Short Sub-Adviser’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for each Balter Long/Short Sub-Adviser included in the Board Materials, the Board concluded that each Balter Long/Short Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the respective Balter Long/Short Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to Balter Long/Short were satisfactory.

Performance. The Board considered each Balter Long/Short Sub-Adviser’s past performance as well as other factors relating to the Balter Long/Short Sub-Adviser’s track records. The Board concluded that the performance track records of each applicable Balter Long/Short Sub-Adviser were satisfactory.

Fees, Expenses and Profitability. As to the costs of the services to be provided and profits to be realized by each Balter Long/Short Sub-Adviser, the Board discussed the sub-advisory fees payable to each Balter Long/Short Sub-Adviser. The Board considered that the Balter Long/Short Sub-Advisers are each to be paid by Balter and not by Balter Long/Short. Balter confirmed to the Board that the sub-advisory fees paid or to be paid to the Balter Long/Short Sub-Advisers were reasonable in light of the anticipated quality of the services to be performed by them. As to profitability, the Trustees discussed the total fees previously paid or expected to be paid to each Balter Long/Short Sub-Adviser, and noted that the Balter Long/Short Sub-Advisers will receive no other compensation from Balter Long/Short or Balter except the sub-advisory fee earned pursuant to the respective Balter Long/Short Sub-Advisory Agreement and payable by Balter. As to the costs of the services to be provided, and profits to be realized by each, the Trustees reviewed profitability analyses that were provided. However, because all sub-advisory fees will be paid by Balter, the overall advisory fee paid by Balter is not directly affected by the respective sub-advisory fees. Consequently, the Board did not consider the costs of services provided by the Balter Long/Short Sub-Advisers or their profitability to be significant factors. Based on all these factors, the Board concluded that the sub-advisory fees to be paid under the Balter Long/Short Sub-Advisory Agreements were reasonable in light of the services to be provided thereunder.

Economies of Scale. Since the sub-advisory fees are not paid by Balter Long/Short, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter Long/Short increase.

Conclusion: Independent counsel again assisted the Board throughout the agreement review process. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Balter Funds Advisory Agreements, the Balter Long/Short Sub-Advisory Agreements and the Balter Global Macro Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Balter, Willowbridge, Apis, Madison Street, Midwood and Millrace as the Board believed to be reasonably necessary to evaluate the terms of each Balter Funds Advisory Agreement as appropriate, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Balter Funds Advisory Agreement separately, (a) the terms of the Balter Funds Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Balter Funds Advisory Agreement is in the best interests of Balter Global Macro and Balter Long/Short and its shareholders, as appropriate. In considering the approval of each of the Balter Funds Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2016

determined that approval of each Balter Funds Advisory Agreement was in the best interests of Balter Global Macro and Balter Long/Short and their respective shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Balter Funds Advisory Agreement.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2016

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 21-22, 2015, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of each of the Balter European L/S Small Cap Fund (“Balter European Small Cap”) and the Balter Event Driven Fund (“Balter Event-Driven”) (the “Balter Funds”), each a series of the Trust, and Balter Liquid Alternatives, LLC (“Balter”) (“Balter Advisory Agreement”). The Board further considered the approval of the Sub-Advisory Agreements between Balter and S.W. Mitchell LLP (“S.W. Mitchell”) with respect to Balter European Small Cap (“S.W. Mitchell Sub-Advisory Agreement”), and the sub-advisory agreement between Balter and Tiburon Capital Management, LLC (“Tiburon”), with respect to Balter Event-Driven (“Tiburon Sub-Advisory Agreement” together with the S.W. Mitchell Sub-Advisory Agreement, the “Balter Sub-advisory Agreements” and the Balter Sub-advisory Agreements together with the Balter Advisory Agreement, the Balter Funds Advisory Agreements).

Based on their evaluation of the information provided by Balter, S.W. Mitchell and Tiburon, in conjunction with each of the Balter Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved each of the Balter Funds Advisory Agreements with respect to each of the Balter Funds.

In advance of the meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement and the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Balter Advisory Agreement and the Balter Sub-Advisory Agreements, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of each of the Balter Advisory Agreements and comparative information relating to the advisory fees and other expenses of the Balter Funds. The materials also included due diligence materials relating to Balter, S.W. Mitchell and Tiburon (including due diligence questionnaires completed by Balter, S.W. Mitchell and Tiburon, Balter’s, S.W. Mitchell’s and Tiburon’s Forms ADV, select financial information of Balter, S.W. Mitchell and Tiburon, bibliographic information regarding Balter’s, S.W. Mitchell’s and Tiburon’s key management and investment advisory personnel, and comparative fee information relating to each of the Balter Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Balter Advisory Agreement with respect to each of the Balter Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Balter Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Balter Advisory Agreement. In considering the approval of the Balter Advisory Agreement with respect to each of the Balter Funds, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board noted that Balter had previously provided the Board with materials related to the Balter Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with Balter, the Board reviewed materials provided by Balter relating to the Balter Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for each of the Balter Funds including the individuals that primarily monitor and execute the investment process and provides oversight of each Balter Fund’s sub-adviser. The Board then discussed the extent of Balter’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Balter’s specific responsibilities in all aspects of the day-to-day management of each of the Balter Funds, including Balter’s oversight of the Balter Funds’ sub-advisers. Additionally, the Board received satisfactory responses from the representatives of Balter with respect to a series of important questions, including: whether Balter is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of each of the Balter Funds; and whether Balter has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Balter of its practices for monitoring compliance with each Balter Fund’s investment limitations, noting that Balter’s CCO will periodically

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2016

review the portfolio managers’ performance of their duties with respect to each New Balter Fund to ensure compliance under Balter’s compliance program. The Board then reviewed the capitalization of Balter based on financial information and other materials provided and discussed with Balter and concluded that Balter was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to each of the Balter Funds. The Board concluded that Balter had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Balter Advisory Agreement with respect to each Balter Fund and that the nature, overall quality and extent of the management services to be provided by Balter were satisfactory and reliable.

Performance. Because neither Balter European Small Cap nor Balter Event-Driven had commenced operations yet, the Trustees could not consider either Fund’s past performance. The Board noted that Balter does not manage any other fund or separate account in the same strategy as either Balter European Small Cap or Balter Event-Driven, however the Board also noted that both Funds would be sub-advised by sub-advisers that currently manage private funds with similar strategies, the performance of which the Board reviewed. The Board concluded that based on the previous track record of each sub-adviser that they could reasonably expect the performance of the Balter Funds to be satisfactory once they were operational.

Fees and Expenses. As to the costs of the services to be provided by Balter, the Board reviewed and discussed a comparison of each Balter Fund’s proposed advisory fee and overall expense ratio to its respective Morningstar category and a peer group of funds constructed by Balter with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for each Balter Fund, which stated that Balter had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2017 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed (i) 2.24% and 2.54% of Balter European Small Cap’s average net assets, for Institutional and Investor Class shares, respectively, and (ii) 1.99% and 2.29% of Balter Event-Driven’s average net assets, for Institutional and Investor Class shares, respectively, and found such arrangements to be beneficial to shareholders. It was the consensus of the Board that, based on Balter’s experience and expertise, and the services to be provided by Balter to each of the Balter Funds, the advisory fees to be charged by Balter to each of the Balter Funds was reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Balter with respect to each of the Balter Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Balter. With respect to Balter, the Board concluded that the anticipated profits from Balter’s relationship with each of the Balter Funds was not excessive.

Economies of Scale. As to the extent to which each Balter Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Balter’s expectations for growth of the Balter Funds. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

The Board then reviewed and discussed the written materials that were provided by S.W. Mitchell in advance of the Meeting and deliberated on the approval of the S.W. Mitchell Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by S.W. Mitchell, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of S.W. Mitchell; (iii) the performance history of S.W. Mitchell; and (iv) S.W. Mitchell’s financial condition, history of operations and ownership structure. In considering the approval of the S.W. Mitchell Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by S.W. Mitchell, the Board noted the experience of the portfolio management and research personnel of S.W. Mitchell, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of S.W. Mitchell and reviewed supporting materials. The Board reviewed the presentation materials prepared by S.W. Mitchell describing its investment process. The Board received satisfactory responses from S.W. Mitchell with respect to a series of important questions, including: whether S.W. Mitchell is involved in any lawsuits or pending regulatory actions. The Board discussed S.W. Mitchell’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for S.W. Mitchell included in the Board Materials, the Board concluded that S.W. Mitchell had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the S.W. Mitchell Sub-Advisory Agreement and

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2016

that the nature, overall quality and extent of investment management services to be provided to Balter Euro Small Cap were satisfactory.

Performance. The Board considered and reviewed the performance of the S.W. Mitchell Private Fund as well as other factors relating to S.W. Mitchell’s track record. The Board concluded that the prior performance track record of S.W. Mitchell suggested that S.W. Mitchell would provide satisfactory performance to the shareholders of Balter Euro Small Cap.

Fees and Expenses. As to the costs of the services to be provided by S.W. Mitchell, the Board discussed the sub-advisory fees payable to S.W. Mitchell. The Board considered that S.W. Mitchell is to be paid by Balter and not by Balter Euro Small Cap. Balter confirmed to the Board that Balter was of the opinion that the sub-advisory fees to be paid to S.W. Mitchell were reasonable in light of the anticipated quality of the services to be performed by them. The Trustees discussed the total fees expected to be paid to S.W. Mitchell, and noted that S.W. Mitchell will receive no other compensation from Balter European Small Cap or Balter except the sub-advisory fee earned pursuant to the S.W. Mitchell Sub-Advisory Agreement and payable by Balter. Based on the representations of Balter and the materials provided, the Board concluded that the sub-advisory fee to be paid to S.W. Mitchell was reasonable.

Profitability. As to profits to be realized by S.W. Mitchell, the Trustees noted that all sub-advisory fees will be paid by Balter, and not directly paid by Balter Euro Small Cap. Consequently, the Board did not consider the costs of services provided by S.W. Mitchell or its profitability to be significant factors.

Economies of Scale. Since the sub-advisory fees are not paid by Balter European Small Cap, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter European Small Cap increase.

The Board then reviewed and discussed the written materials that were provided by Tiburon in advance of the Meeting and deliberated on the approval of the Tiburon Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Tiburon, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of Tiburon; (iii) the performance history of Tiburon; and (iv) Tiburon’s financial condition, history of operations and ownership structure. In considering the approval of the Tiburon Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by Tiburon, the Board noted the experience of the portfolio management and research personnel of Tiburon, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Tiburon and reviewed supporting materials. The Board reviewed the presentation materials prepared by Tiburon describing their investment process. As applicable, the Board received satisfactory responses from Tiburon with respect to a series of important questions, including: whether Tiburon was involved in any lawsuits or pending regulatory actions. The Board discussed Tiburon’s compliance structure and broker selection process. In consideration of the compliance policies and procedures for Tiburon included in the Board Materials, the Board concluded that Tiburon had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the respective Tiburon Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to Balter Event-Driven were satisfactory.

Performance. The Board considered and reviewed the performance of the Tiburon Private Fund as well as other factors relating to Tiburon’s performance track record. The Board concluded that the prior performance track record of Tiburon suggested that Tiburon would provide satisfactory performance to the shareholders of Balter Event-Driven.

Fees, Expenses and Profitability. As to the costs of the services to be provided by Tiburon, the Board discussed the sub-advisory fee payable to Tiburon. The Board considered that Tiburon is to be paid by Balter and not by Balter Event-Driven. Balter confirmed that Balter was of the opinion that the sub-advisory fee paid to Tiburon was reasonable in light of the anticipated quality of the services to be performed by them. The Trustees discussed the total fees expected to be paid to Tiburon, and noted that Tiburon will receive no other compensation from Balter Event-Driven or Balter except the sub-advisory fee earned pursuant to the

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2016

Tiburon Sub-Advisory Agreement and payable by Balter. Based on the representations of Balter and the materials provided, the Board concluded that the sub-advisory fee to be paid to Tiburon was reasonable.

Profitability. As to profits to be realized by Tiburon, the Trustees noted that sub-advisory fees will be paid by Balter, and not directly paid by Balter Event-Driven. Consequently, the Board did not consider the costs of services provided by Tiburon or their profitability to be significant factors.

Economies of Scale. Since the sub-advisory fees are not paid by Balter Event-Driven, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter Event-Driven increase.

Conclusion: Independent counsel again assisted the Board throughout the agreement review process. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Balter Advisory Agreement, the S.W. Mitchell Sub-Advisory Agreements and the Tiburon Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Balter, S.W. Mitchell and Tiburon, as the Board believed to be reasonably necessary to evaluate the terms of each Balter Funds Advisory Agreement as appropriate, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Balter Funds Advisory Agreement separately, (a) the terms of the Balter Funds Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Balter Funds Advisory Agreement is in the best interests of Balter European Small Cap and Balter Event-Driven and its shareholders, as appropriate. In considering the approval of each of the Balter Funds Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each Balter Funds Advisory Agreement was in the best interests of Balter European Small Cap and Balter Event-Driven and their respective shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Balter Funds Advisory Agreement.

Balter Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
Actual	Account Value	Account Value	During Period	the Period
Balter Discretionary Global Macro Fund	11/1/15	4/30/16	11/1/15 – 4/30/16*	11/1/15 – 4/30/16*
Institutional Class	$1,000.00	$988.80	$9.35	1.89%
Investor Class	$1,000.00	$987.80	$10.82	2.19%
Balter European L/S Small Cap Fund	12/30/15	4/30/16	12/30/15 – 4/30/16**	12/30/15 – 4/30/16**
Institutional Class	$1,000.00	$959.00	$7.31	2.24%
Investor Class	$1,000.00	$959.00	$8.29	2.54%
Balter Event Driven Fund	12/28/15	4/30/16	12/28/15 – 4/30/16***	12/28/15 – 4/30/16***
Institutional Class	$1,000.00	$992.00	$6.72	1.99%
Investor Class	$1,000.00	$992.00	$7.73	2.29%
Balter L/S Small Cap Equity Fund	11/1/15	4/30/16	11/1/15 – 4/30/16*	11/1/15 – 4/30/16*
Institutional Class	$1,000.00	$978.20	$10.77	2.19%
Hypothetical (5% return before expenses)	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period 11/1/15 – 4/30/16****	Expense Ratio During the Period 11/1/15 – 4/30/16****
Balter Discretionary Global Macro Fund
Institutional Class	$1,000.00	$1,015.47	$9.47	1.89%
Investor Class	$1,000.00	$1,013.97	$10.97	2.19%
Balter European L/S Small Cap Fund
Institutional Class	$1,000.00	$1,013.72	$11.22	2.24%
Investor Class	$1,000.00	$1,012.23	$12.71	2.54%
Balter Event Driven Fund
Institutional Class	$1,000.00	$1,014.97	$9.97	1.99%
Investor Class	$1,000.00	$1,013.48	$11.46	2.29%
Balter L/S Small Cap Equity Fund
Institutional Class	$1,000.00	$1,013.97	$10.97	2.19%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (122) divided by the number of days in the fiscal year (366).

***	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (124) divided by the number of days in the fiscal year (366).

****	The hypothetical example assumes that the Fund was in operation for the full six months ended 4/30/2016.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-322-8112 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-322-8112.

INVESTMENT ADVISOR
Balter Liquid Alternatives, LLC
125 High Street, Oliver Street Tower, Suite 802
Boston, Massachusetts 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr., Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/16

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 7/6/16